Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	YOUKU TUDOU INC.
Entity Central Index Key	0001442596
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	2,286,643,502
Class B ordinary shares
Entity Common Stock, Shares Outstanding	659,561,893

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 265,783	1,655,857	2,292,538	1,811,423
Restricted cash (including restricted cash of the Consolidated Affiliated Entities that may only be used to settle obligations of the Consolidated Affiliated Entities of RMB nil and RMB9,003 (US$1,445) as of December 31, 2011 and 2012, respectively)	1,445	9,003
Short-term investments	338,690	2,110,073	1,400,858
Accounts receivable (net of allowance for doubtful accounts of RMB3,032 and RMB12,919 (US$2,074) as of December 31, 2011 and 2012, respectively)	149,724	932,796	420,706
Intangible assets, net	3,147	19,607	16,078
Amounts due from related party			768
Deferred tax assets	1,681	10,470
Prepayments and other assets	10,418	64,909	16,832
Total current assets	770,888	4,802,715	4,147,780
Non-current assets:
Property and equipment, net	32,212	200,681	96,567
Long-term investment in related party			1,707
Intangible assets, net	209,455	1,304,923	211,978
Capitalized content production costs			7,782	6,563
Amounts due from related party			65,352
Prepayments and other assets	36,787	229,185	144,392
Goodwill	683,066	4,255,570
Total non-current assets	961,520	5,990,359	527,778
TOTAL ASSETS	1,732,408	10,793,074	4,675,558
Current liabilities:
Accounts payable (including accounts payable of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB36,954 and RMB114,044 (US$18,305) as of December 31, 2011 and 2012, respectively)	29,193	181,878	57,276
Advances from customers (including advances from customers of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB3,140 and RMB21,603 (US$3,468) as of December 31, 2011 and 2012, respectively)	3,468	21,603	3,140
Amounts due to related party			2,794
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB308,657 and RMB867,128 (US$139,184) as of December 31, 2011 and 2012, respectively)	157,518	981,353	390,607
Current portion of long-term debt	1,194	7,441	9,182
Total current liabilities	191,373	1,192,275	462,999
Non-current liabilities:
Deferred tax liability (including deferred tax liability of the Consolidated Affiliated Entities without recourse to Youku Tudou Inc. of RMB nil and RMB224,198 (US$35,986) as of December 31, 2011 and 2012, respectively)	36,015	224,374
Other liabilities	3,138	19,552
Long-term debt			7,382
Total non-current liabilities	39,153	243,926	7,382
Total liabilities	230,526	1,436,201	470,381
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,728,416	10,768,204	5,185,257
Statutory reserves	241	1,500
Accumulated deficit	(208,207)	(1,297,147)	(871,644)
Accumulated other comprehensive loss	(18,600)	(115,882)	(108,578)
Total shareholders' equity	1,501,882	9,356,873	4,205,177	1,911,488
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,732,408	10,793,074	4,675,558

CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated Affiliated Entities) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Restricted cash	$ 1,445	9,003
Accounts payable	18,305	114,044	36,954
Advances from customers	3,468	21,603	3,140
Accrued expenses and other liabilities	139,184	867,128	308,657
Deferred tax liability	$ 35,986	224,198

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues (including sublicensing revenues from a related party amounting to RMB5,594, RMB768, and RMB nil for 2010, 2011 and 2012, respectively)	$ 288,210	1,795,575	897,624	387,097
Cost of revenues	(240,692)	(1,499,536)	(697,337)	(350,830)
Gross profit	47,518	296,039	200,287	36,267
Operating expenses:
Product development	(27,750)	(172,885)	(72,573)	(31,287)
Sales and marketing	(58,378)	(363,707)	(230,475)	(130,238)
General and administrative	(38,220)	(238,112)	(80,529)	(28,957)
Total operating expenses	(124,348)	(774,704)	(383,577)	(190,482)
Loss from operations	(76,830)	(478,665)	(183,290)	(154,215)
Interest income	7,299	45,478	23,693	1,170
Interest expenses	(640)	(3,989)	(6,825)	(7,440)
Change in fair value of warrant liability				(44,268)
Other income (loss), net	1,566	9,757	(5,682)	69
Loss before income taxes	(68,605)	(427,419)	(172,104)	(204,684)
Income tax benefit	548	3,416
Net loss	(68,057)	(424,003)	(172,104)	(204,684)
Net loss per share, basic and diluted (in dollars per share)	$ (0.03)	(0.18)	(0.09)	(0.44)
Net loss per ADS (each ADS represents 18 class A ordinary shares), basic and diluted (in dollars per share)	$ (0.51)	(3.2)	(1.55)	(7.9)
Shares used in computation, basic and diluted (in shares)	2,386,474,188	2,386,474,188	1,992,923,515	466,340,541
ADS used in computation, basic and diluted (in shares)	132,581,899	132,581,899	110,717,973	25,907,808
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment	(1,173)	(7,304)	(94,225)	(11,094)
Comprehensive loss attributable to ordinary shareholders	$ (69,230)	(431,307)	(266,329)	(215,778)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Class A ordinary shares	Aug. 23, 2012 Class A ordinary shares	Dec. 31, 2011 Class A ordinary shares	Dec. 31, 2010 Class A ordinary shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues from related party			768	5,594
Statement
Number of class A ordinary shares each ADS represents (in shares)					18	18	18	18
Other comprehensive loss, tax

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Class A ordinary shares	Class B ordinary shares	Ordinary shares Class A ordinary shares USD ($)	Ordinary shares Class A ordinary shares CNY	Ordinary shares Class B ordinary shares USD ($)	Ordinary shares Class B ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Accumulated deficit USD ($)	Accumulated deficit CNY
Balances at Dec. 31, 2009		(485,612)						30		12,473				(3,259)		(494,856)
Balances (in shares) at Dec. 31, 2009								365,000,000
Increase (Decrease) in Stockholders' Equity
Net loss		(204,684)														(204,684)
Other comprehensive loss		(11,094)												(11,094)
Exercise of stock options		165								165
Share-based compensation		11,990								11,990
Issuance of ordinary shares upon IPO or secondary offering, net of offering costs		1,439,408				21				1,439,387
Issuance of ordinary shares upon IPO or secondary offering, net of offering costs (in shares)						328,047,390
Conversion of convertible redeemable preferred shares into ordinary shares upon IPO		1,102,325				60		19		1,102,246
Conversion of convertible redeemable preferred shares into ordinary shares upon IPO (in shares)						895,261,758		294,761,207
Reclassification of warrant liability into ordinary shares upon IPO		58,990				1				58,989
Reclassification of warrant liability into ordinary shares upon IPO (in shares)						12,452,848
Balances at Dec. 31, 2010		1,911,488				82		49		2,625,250				(14,353)		(699,540)
Balances (in shares) at Dec. 31, 2010						1,235,761,996		659,761,207
Increase (Decrease) in Stockholders' Equity
Net loss		(172,104)														(172,104)
Other comprehensive loss		(94,225)												(94,225)
Exercise of stock options		4,742				1				4,741
Exercise of stock options (in shares)						9,894,029
Share-based compensation		47,494								47,494
Issuance of ordinary shares upon IPO or secondary offering, net of offering costs		2,507,782				10				2,507,772
Issuance of ordinary shares upon IPO or secondary offering, net of offering costs (in shares)						149,580,000
Conversion of Class B to Class A ordinary shares (in shares)						199,314		(199,314)
Balances at Dec. 31, 2011		4,205,177				93		49		5,185,257				(108,578)		(871,644)
Balances (in shares) at Dec. 31, 2011			1,395,435,339	659,561,893		1,395,435,339		659,561,893
Increase (Decrease) in Stockholders' Equity
Net loss	(68,057)	(424,003)														(424,003)
Other comprehensive loss	(1,173)	(7,304)												(7,304)
Statutory reserves												1,500				(1,500)
Exercise of stock options		23,168				2				23,166
Exercise of stock options (in shares)						50,896,710
Share-based compensation		118,218								118,218
Issuance of shares as purchase consideration for acquired subsidiaries		5,441,617				54				5,441,563
Issuance of shares as purchase consideration for acquired subsidiaries (in shares)						840,311,453
Balances at Dec. 31, 2012	$ 1,501,882	9,356,873			$ 24	149	$ 8	49	$ 1,728,416	10,768,204	$ 241	1,500	$ (18,600)	(115,882)	$ (208,207)	(1,297,147)
Balances (in shares) at Dec. 31, 2012			2,286,643,502	659,561,893	2,286,643,502		659,561,893

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net loss	$ (68,057)	(424,003)	(172,104)	(204,684)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	13,099	81,609	45,670	42,691
Bad debt expense	1,587	9,887	1,509	994
Amortization of intangible assets and capitalized content production costs	66,836	416,396	166,576	44,530
Amortization of long-term debt discounts	309	1,928	3,496	2,504
Loss (gain) on disposal of property and equipment	8	52	(18)	19
Foreign exchange loss	75	469	5,624
Share-based compensation	18,975	118,218	47,494	11,990
Change in fair value of warrant liability				44,268
Gain from remeasurement of previously held investment in acquired subsidiary (Note 3)	(537)	(3,344)
Deferred income tax benefit	(1,598)	(9,953)
Changes in operating assets and liabilities, net of acquisition:
Restricted cash	(1,445)	(9,003)
Accounts receivable	(35,918)	(223,772)	(207,970)	(140,279)
Amounts due from related party			1,232	(2,000)
Prepayments and other assets	3,240	20,182	(15,875)	(1,457)
Capitalized content production costs	(1,588)	(9,891)	(11,415)	(196)
Accounts payable	(6,264)	(39,023)	(252)	(39)
Advances from customers	(1,162)	(7,244)	1,836	(1,906)
Accrued expenses and other liabilities	34,498	214,912	198,067	97,541
Net cash provided by (used in) operating activities	22,058	137,420	63,870	(106,024)
Cash flows from investing activities:
Acquisition of property and equipment	(14,479)	(90,204)	(84,855)	(45,987)
Deposit for acquisition of equity interest in related party				(1,707)
Proceeds received from maturity of short-term investments	453,608	2,826,023	1,199,221	34,000
Short-term investments placed with financial institutions	(567,681)	(3,536,711)	(2,597,038)	(34,000)
Proceeds from disposal of property and equipment	1	9	24	4
Cash acquired, net of cash paid for acquired subsidiaries	60,780	378,666
Acquisition of intangible assets from related party			(114,511)	(17,092)
Acquisition of intangible assets	(58,101)	(361,976)	(376,256)	(72,058)
Net cash used in investing activities	(125,872)	(784,193)	(1,973,415)	(136,840)
Cash flows from financing activities:
Proceeds from issuance of Series F Preferred Shares				334,985
Drawdown of long-term debt				33,875
Exercise of employee stock options	3,609	22,485	4,647	165
Decrease in restricted cash (Note 3)	6,110	38,069
Principal repayments on long-term debt	(1,789)	(11,145)	(27,107)	(26,620)
Principal repayments on short-term loan (Note 3)	(5,063)	(31,544)
Debt commitment fee paid				(136)
Proceeds from IPO and secondary offering activity, net of issuance costs			2,512,969	1,434,763
Payment of convertible redeemable preferred shares issuance costs				(13,259)
Net cash provided by financing activities	2,867	17,865	2,490,509	1,763,773
Effect of exchange rate changes on cash and cash equivalents	(1,248)	(7,773)	(99,849)	(11,094)
Net increase (decrease) in cash and cash equivalents	(102,195)	(636,681)	481,115	1,509,815
Cash and cash equivalents at beginning of the year	367,978	2,292,538	1,811,423	301,608
Cash and cash equivalents at end of the year	265,783	1,655,857	2,292,538	1,811,423
Supplemental disclosures of cash flow information:
Cash paid for interest	372	2,320	3,990	4,863
Cash paid for income tax	605	3,772
Non-cash consideration paid for business acquisitions	882,365	5,497,219
Acquisition of property and equipment included in accounts payable	1,937	12,065	6,126	12,225
Acquisition of intangible assets included in accounts payable and due to related party	24,954	155,464	53,944	23,164
Capitalized content production costs included in accrued expenses			1,498	507

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

Youku Inc. (“Youku”) was incorporated under the laws of the Cayman Islands on September 20, 2005. Youku was formerly known as 1Verge Inc. and changed its name to Youku.com Inc. on June 20, 2008. On October 18, 2011, Youku changed its legal name from Youku.com Inc. to Youku Inc. On March 11, 2012, Youku, Two Merger Sub Inc. (“Merger Sub”), a wholly owned subsidiary of Youku, and Tudou Holdings Limited (“Tudou”) entered into the agreement and plan of Merger (the “Merger Agreement”) for Tudou to combine with Youku in a 100% stock-for-stock transaction. On August 23, 2012, the merger (the “Merger”) between Tudou and Merger Sub was completed pursuant to the Merger Agreement. As a result of the Merger, Tudou has become a wholly owned subsidiary of Youku. Youku changed its legal name from Youku Inc. to Youku Tudou Inc. (the “Company”) at the effective time of the Merger.

Tudou was incorporated under the laws of Cayman Islands as a limited liability company on April 15, 2010. Tudou was incorporated as an investment holding company and has no significant assets or operations of its own, other than its investments in the wholly-owned subsidiaries and consolidated affiliated entities.

The Company, its wholly-owned subsidiaries, consolidated affiliated entities and its directly held wholly-owned subsidiaries (“Consolidated Affiliated Entities”) are hereinafter collectively referred to as the “Group”.

The Group provides online video sharing and distribution services, online advertising services and mobile value added services through its internet sites, www.youku.com and www.tudou.com. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly owned subsidiaries and Consolidated Affiliated Entities in the PRC.

As of December 31, 2012, the Company’s significant subsidiaries and Consolidated Affiliated Entities were as follows:

	Place of Incorporation	Date of Establishment /Acquisition	Percentage of Ownership	Principal Activities
Subsidiaries:

1Verge Internet Technology (Beijing) Co., Ltd. (“1Verge Internet”)	PRC	November 14, 2005	100%	Provision of general and administrative services to group companies

Jet Brilliant Limited (“Jet Brilliant”)	Hong Kong	Acquired on April 27, 2010	100%	Provision of general and administrative services to group companies

Beijing Jet Brilliant Advertising Co., Ltd. (“Jet Brilliant Beijing”), a wholly-owned subsidiary of Jet Brilliant	PRC	Acquired on April 27, 2010	100%	Advertising agency business

Youku Video (Xi’an) Media Technology Co., Ltd. (“Youku Xi’an”), a wholly-owned subsidiary of Jet Brilliant	PRC	August 1, 2011	100%	Provision of content scrutiny for compliance of content regulations

Trade Lead Investments Ltd. (“Trade Lead”)	BVI	January 6, 2012	100%	Copyright agency services

Tudou Holdings Limited (“Tudou”)	Cayman	Acquired on August 23, 2012	100%	Investment holding

StarCloud Media Co., Ltd.(“StarCloud”), a wholly-owned subsidiary of Tudou	BVI	Acquired on August 23, 2012	100%	Investment holding

Reshuffle Technology (Shanghai) Co., Ltd. (“Reshuffle Technology”), indirectly wholly-owned by StarCloud	PRC	Acquired on August 23, 2012	100%	Technology consulting and administrative services

Chuanxian Technology (Shanghai) Co., Ltd. (“Chuanxian”), indirectly wholly-owned by StarCloud	PRC	September 15, 2011	100%	Technology consulting services

Consolidated Affiliated Entities:

1Verge Information Technology (Beijing) Co., Ltd. (“1Verge Information”)	PRC	February 24, 2006	Nil	Online video sharing and distribution services, online advertising services, mobile value added services

Zhejiang Dongyang Tianshi Media Ltd. (“Tianshi”)	PRC	Acquired on January 6, 2012	Nil	Advertising agency, television production and cultural information consultation

Quan Toodou Network Science and Technology Co., Ltd. (“Quan Toodou”)	PRC	Acquired on August 23, 2012	Nil	Online advertising operations

Shanghai Quan Toodou Cultural Communication Co., Ltd. (“Toodou Cultural”), a wholly-owned subsidiary of Quan Toodou	PRC	Acquired on August 23, 2012	Nil	Advertising production and operations

In April 2010, the Company acquired 100% of the equity interest of Jet Brilliant, a Hong Kong company which wholly owns Jet Brilliant Beijing, an advertising company established in Beijing.

In August 2011, the Company established Youku Xi’an, a wholly owned subsidiary of the Company, which mainly engages in content scrutiny for compliance of content regulations.

On January 6, 2012, as an existing holder of 5% equity interest in Trade Lead and Tianshi, the Company completed the acquisition of the remaining 95% equity interest in Trade Lead and Tianshi (Note 3). On the acquisition date, Youku and 1Verge Internet entered into a series of contractual arrangements with Tianshi and the respective shareholders of Tianshi, Ms. Wen Lu and Ms. Qiong Hu, both employees of the Company.

On August 23, 2012, upon completion of the Merger, Tudou and Reshuffle Technology, entered into a series of contractual agreements with Quan Toodou and the respective shareholders of Quan Toodou, Ms. Qiong Qin, the wife of Youku’s founder and chief executive officer, Mr. Victor Koo, Mr. Wei Wang, the founder and chief executive officer of Tudou, and Ms. Zhiqi Wang, an employee of Tudou.

In November, 2012, Ms. Qiong Qin transferred 60% equity interest in 1Verge Information to Mr. Dele Liu, the Company’s director and president. As a result, Ms. Qiong Qin and Mr. Dele Liu held 20% and 80% of 1Verge Information respectively.

In January 2013, Mr. Wei Wang and Ms. Zhiqi Wang transferred 33.3% of their equity interest in Quan Toodou to Mr. Dele Liu and Mr. Zhou Yu, the senior vice president of the Company. As a result, Ms. Qiong Qin, Mr. Dele Liu and Mr. Zhou Yu held 66.7%, 15.3% and 18% of Quan Toodou respectively.

PRC laws and regulations prohibit or restrict foreign ownership of Internet content and online advertising businesses. To comply with these foreign ownership restrictions, the Group operates its websites and provides online video and online advertising services in the PRC through the Consolidated Affiliated Entities, the PRC legal entities that were established by the individuals authorized by the Group. The paid-in capital of the Consolidated Affiliated Entities was mainly funded by the Group through loans extended to the authorized individuals.

The principal terms of the series of contractual arrangements (“Contractual Agreements”) the Company entered into with its Consolidated Affiliated Entities and their respective shareholders are further described below:

Equity option agreements

Pursuant to the equity option agreements amongst 1Verge Internet, 1Verge Information and its shareholders, amended and restated in August 2010, the shareholders granted 1Verge Internet or its designated party, an exclusive irrevocable option to purchase, all or part of the equity interests held by its shareholders, when and to the extent permitted under PRC law, at an amount equal to either a) the amount of loans extended to the shareholders under the loan agreements mentioned below or b) the lowest price then permitted by PRC law in consideration of the cancellation of all or part of the loans extended to the shareholders under the loan agreements. Without the consent of 1Verge Internet or its designated party, the shareholders may not transfer, donate, pledge, or otherwise dispose of their equity shareholdings in any way. The agreement will remain in full force and effect until the earlier of (i) the date on which all of the equity interests in 1Verge Information has been acquired by 1Verge Internet or its designated party or (ii) upon the unilateral termination by 1Verge Internet or its designated party, by giving 30 days advance written notice of termination to the shareholders of 1Verge Information.

The equity option agreements were amended and restated in November 2012 amongst 1Verge Internet, 1Verge Information and its shareholders such that the Company became a party to the agreement and has been granted all the rights that 1Verge Internet has been granted under the agreement. In addition, the Company, at its sole discretion, has the right to decide whether the option and other rights granted under the agreement will be exercised by the Company, 1Verge Internet or its designated party. Any additional consideration paid to the shareholders to exercise the option in excess of the amount of loans extended to the shareholders under the loan agreement shall be returned to 1Verge Internet or its designated party after the completion of the equity interest transfer. To ensure that the cash flow requirements of 1Verge Information’s ordinary operations are met and/or to set off any losses that may be incurred, the Company is obligated, only to the extent permissible under PRC laws, to provide financing support to 1Verge Information, whether or not 1Verge Information actually incurs any such operational loss. The Company will not request repayment if 1Verge Information or its shareholders are unable to do so.

The equity option agreements entered amongst Tudou, Reshuffle Technology, Quan Toodou and its shareholders on August 23, 2012, contain terms substantially similar to the terms described above.

The equity option agreements entered amongst Youku, 1Verge Internet, Tianshi and its shareholders on January 6, 2012 contain terms substantially similar to the terms described above except the purchase consideration to be paid to the shareholders to acquire the equity interests in Tianshi shall be the lowest price then permitted by PRC law and Youku, 1Verge Internet or its designated party shall make payment of such price by cancelling all or a portion of the service fees, if any, due under the exclusive technical and consulting services agreement. If the Company, 1Verge Internet or its designated party is required by applicable laws or competent authorities to pay any consideration for the exercise of the options, the shareholders of Tianshi agree to return all of such consideration to 1Verge Internet or its designated party after the completion of such equity interest transfers.

Business operations agreements

Pursuant to the business operations agreement amongst 1Verge Internet, 1Verge Information and its shareholders, amended and restated in August 2010, 1Verge Information must appoint the persons designated by 1Verge Internet to be its executive director or directors, general manager, chief financial officer and any other senior officers. 1Verge Information agrees to accept the proposal provided by 1Verge Internet from time to time relating to employment, daily business and financial management. Without 1Verge Internet’s prior written consent, 1Verge Information shall not conduct any transaction which may materially affect its assets, obligations, rights or operations, including but not limited to, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party, or transfer of any rights or obligations under this agreement to a third party. The term of this agreement is ten years and will extend automatically for another ten year period unless 1Verge Internet provides written notice requesting no extension three months prior to the expiration date. 1Verge Internet may terminate the agreement at any time by providing 30 days advance written notice to 1Verge Information and to each of its shareholders. Neither 1Verge Information nor any of its shareholders may terminate this agreement prior to the expiration date or during the ten-year extension period.

The business operations agreement amongst 1Verge Internet, 1Verge Information and its shareholders was amended and restated in November 2012 such that the term of the agreement shall be automatically extended for successive ten year periods unless 1Verge Internet terminates the agreement by providing three months advance written notice prior to the expiration of a ten year term.

The business operations agreement entered amongst 1Verge Internet, Tianshi and its shareholders on January 6, 2012 and Reshuffle Technology, Quan Toodou and its shareholders on August 23, 2012, contain terms substantially similar to the terms described above.

Exclusive technical and consulting services agreements

Pursuant to the exclusive technical consulting and services agreement between 1Verge Internet and 1Verge Information, amended and restated in August 2010, 1Verge Internet has exclusive right to provide technical and consulting services in return for a service fee determined based on a set formula defined in the agreement. During the term of the agreement, 1Verge Internet has the right to adjust the service fee at its sole discretion without the consent of 1Verge Information. Without 1Verge Internet’s prior written consent, 1Verge Information shall not engage any third party for any of the technical and consulting services provided under this agreement. In addition, 1Verge Internet exclusively owns all intellectual property rights resulting from the agreement. The term of this agreement is ten years and will extend automatically for another ten year period unless 1Verge Internet gives a written notice terminating this agreement three months before the expiration date. 1Verge Information is not permitted to terminate the agreement prior to the expiration date, unless 1Verge Internet fails to comply with any of its obligations under the agreement and such failure renders the continued performance of this agreement impossible.

The exclusive technical consulting and services agreement was amended and restated in November 2012 such that 1Verge Internet may transfer its rights or obligations under this agreement to any third party without the consent of 1Verge Information, but shall inform 1Verge Information of the assignment.

The exclusive technical and consulting services agreement entered between 1Verge Internet and Tianshi on January 6, 2012 is substantially similar to the terms described above, except that the services provided by 1Verge Internet are relevant to the television drama, library management and other operations of Tianshi.

The exclusive technical and consulting services agreement entered between Reshuffle Technology and Quan Toodou on August 23, 2012, contain terms substantially similar to the exclusive technical and consulting services agreement between 1Verge Internet and 1Verge Information that is described above.

Loan agreements

Under the loan agreements between 1Verge Internet and the shareholders of 1Verge Information, amended and restated in August 2010, 1Verge Internet provided interest-free loans in several tranches with an aggregate amount of RMB20.0 million to the shareholders of 1Verge Information solely for the initial capitalization of 1Verge Information and subsequent financial requirements in 1Verge Information. The loans can be repaid only with the proceeds from the sale of all of the equity interest in 1Verge Information to 1Verge Internet or its designated representative(s). The term of each loan is ten years from the first withdrawal of such loan by 1Verge Information’s shareholders, and will be automatically extended for another ten years unless terminated by written notice from 1Verge Internet to the shareholders of 1Verge Information three months prior to the due date.

The loan agreements were amended and restated in November 2012 amongst 1Verge Internet, 1Verge Information and its shareholders, such that the term of each loan is changed to be ten years from the execution date of this agreement and shall be automatically extended for successive ten year periods unless terminated by written notice from 1Verge Internet to the shareholders of 1Verge Information three months prior to the due date.

The loan agreements between Reshuffle Technology and the shareholders of Quan Toodou contains terms substantially similar to the terms described above, except that the total amount of loans that may be extended to the shareholders of Quan Toodou is RMB150 million , of which RMB70 million has been extended as of December 31, 2012.

Power of attorney agreements

Pursuant to the power of attorney agreements, amended and restated in August 2010, the shareholders of 1Verge Information each irrevocably granted 1Verge Internet or any individual or entity designated by 1Verge Internet in writing as their attorney-in-fact, the rights to vote on their behalf on all matters of 1Verge Information requiting shareholder approval under PRC laws and regulations and 1Verge Information’s articles of association. This agreement will remain effective as long as the shareholders continue to hold equity interests in 1Verge Information.

The power of attorney agreements were amended and restated in November 2012. The shareholders of 1Verge Information each irrevocably granted any individual, appointed in writing by 1Verge Internet, who is approved by the Company as their attorney-in-fact, to vote on his/her behalf and exercise the full voting rights as the shareholder of 1Verge Information on all matters of 1Verge Information requiring shareholder approval under PRC laws and regulations and 1Verge Information’s articles of association. This agreement will remain effective as long as 1Verge Information exists. At the same time, 1Verge Internet passed a shareholders’ resolution indicating that all activities related to the powers and rights assigned pursuant to the power of attorney agreements shall be exercised at the direction and approval of the Company and the resolution will be effective for the same term as the power of attorney agreements.

The shareholders of Tianshi and Quan Toodou each granted an irrevocable power of attorney to 1Verge Internet effective January 6, 2012 and Reshuffle Technology effective August 23, 2012, respectively, with terms substantially similar to the terms describe above. At the same time, 1Verge Internet and Reshuffle Technology passed shareholders’ resolutions with respect to the power of attorney agreements for Tianshi and Quan Toodou with terms substantially similar to the terms described above.

Equity interest pledge agreements

Pursuant to the equity interest pledge agreements between 1Verge Internet and the shareholders of 1Verge Information, amended and restated August 2010 and November 2012, the shareholders of 1Verge Information pledge all of their equity interests in 1Verge Information to 1Verge internet, to guarantee 1Verge Information and its shareholders’ performance of their obligations under the amended and restated loan agreements, the amended and restated business operation agreement, the amended and restated exclusive technical and consulting services agreement and the amended and restated equity option agreements. If 1Verge Information and/or any of its shareholders breach their contractual obligations under this agreement, 1Verge Internet, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Without 1Verge Internet’s prior written consent, shareholders of 1Verge Information shall not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice 1Verge Internet’s interests. During the term of this agreement, 1Verge Internet is entitled to receive all of the dividends and profits paid on the pledged equity interests. The equity interest pledge will be effective upon the completion of the registration of the pledge with the competent local branch of the SAIC, and expire on the earlier of (i) the date on which 1Verge Information and its shareholders have fully performed their obligations under the above-referred agreements; or (ii) 1Verge Internet enforces the pledge pursuant to the terms and conditions under this agreement, to fully satisfy its rights under such agreements.

The equity interest pledge agreements entered among 1Verge Internet and the shareholders of Tianshi on January 6, 2012 is substantially similar to the equity interest pledge agreements described above, except the guarantee scope of the equity interest pledge is limited to Tianshi and its shareholders’ performance of their obligations under the amended and restated exclusive technical and consulting services agreement, the amended and restated business operation agreement and the amended and restated equity option agreements.

The equity interest pledge agreements entered among Reshuffle Technology and the shareholders of Quan Toodou on August 23, 2012, is substantially similar to the terms described above, except that the guarantee scope of the equity interest pledge is limited to Quan Toodou and its shareholders’ performance of their obligations under the amended and restated loan agreements, the amended and restated exclusive technical and consulting services agreement, the amended and restated equity option agreements and the amended and restated business operation agreement.

Trademark license agreement and domain name license agreement

Pursuant to the trademark license and domain name license agreement between 1Verge Internet and1Verge Information, amended and restated August 2010, 1Verge Internet grants a non-exclusive and non-transferable license, without sublicense rights, to 1Verge Information to use its trademarks and domain names. 1Verge Information may only use the trademarks and the domain names in its own business operations. The license fee under each agreement is 5% of the total revenue of 1Verge Information. In addition, 1Verge Internet may reduce or exempt 1Verge Information all or part of the license fee. The term of this agreement is ten years and will extend for successive ten year periods upon agreement of both parties.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the Consolidated Affiliated Entities through the irrevocable power of attorney agreements, whereby the shareholders of the Consolidated Affiliated Entities effectively assigned all of their voting rights underlying their equity interest to any individual appointed by 1Verge Internet and Reshuffle Technology, the exercise of which will be at the direction and approval of the Company and Tudou, respectively. In addition, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and receive substantially all of the economic benefits of the Consolidated Affiliated Entities directly or through 1Verge Internet and Reshuffle Technology, pursuant to the  amended and restated equity option agreements and the amended and restated exclusive consulting and technical services agreements, respectively. Thus, the Company is considered the primary beneficiary of 1Verge Information and Tianshi and Tudou is considered the primary beneficiary of Quan Toodou (“Primary Beneficiaries”). As a result of the above, the Company consolidates the Consolidated Affiliated Entities in accordance with Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”) Consolidation: Overall.

In November 2012, 1Verge Internet ceased to be, and the Company became, the primary beneficiary of 1Verge Information, as the Company committed to provide unlimited financial support to 1Verge Information pursuant to the amended and restated equity option agreements and 1Verge Internet passed a shareholder’s resolution indicating that all activities related to the power and rights assigned pursuant to the power of attorney agreements shall be exercised at the direction and approval of the Company.

The Company, in consultation with its PRC counsel, believes that (i) the ownership structure of the Consolidated Affiliated Entities does not violate, breach, contravene or conflict with any applicable PRC laws; and (ii) each of the Contractual Agreements amongst the Primary Beneficiaries, 1Verge Internet, Reshuffle Technology, the Consolidated Affiliated Entities and their respective shareholders that are governed by PRC laws constitutes a legal, valid and binding obligation of the parties thereto and does not violate any requirements of PRC laws.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these Contractual Agreements. Furthermore, shareholders of the Consolidated Affiliated Entities may not act in the best interests of the Company or may not perform their obligations under the above mentioned agreements. Such risks exist throughout the period in which the Company intends to operate its business through Contractual Agreements with the Consolidated Affiliated Entities.

In addition, if the current structure or any of the Contractual Agreements were found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Company’s right to collect revenues, blocking of the Company’s websites, being required to restructure its operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its business.

The following table sets forth the assets and liabilities of the Consolidated Affiliated Entities included in the Company’s consolidated balance sheets:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$

Current	565,584	1,385,485	222,386
Non-current	279,038	1,164,261	186,877
Total assets	844,622	2,549,746	409,263

Current	348,751	1,002,775	160,957
Non-current	—	224,198	35,986
Total liabilities	348,751	1,226,973	196,943

The financial performance of the Consolidated Affiliated Entities is as follows:

	Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues	387,097	889,144	1,950,624	313,097
Net income (loss)	(93,664)	81,166	426,618	68,477

As of December 31, 2012, there was no pledge or collateralization of the assets of the Consolidated Affiliated Entities and the Primary Beneficiaries have not provided any financial support that it was not previously contractually required to. Restricted cash of RMB9,003 (US$1,445) may only be used to settle the obligations of the Consolidated Affiliated Entities. Creditors of the Consolidated Affiliated Entities have no recourse to the general credit of the Company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and Consolidated Affiliated Entities in which it has a controlling financial interest. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the Consolidated Affiliated Entities through its rights to all the residual benefits of the Consolidated Affiliated Entities and its obligation to fund losses of the Consolidated Affiliated Entities then the entity is consolidated. All significant intercompany balances and transactions between the Company, its subsidiaries and Consolidated Affiliated Entities have been eliminated in consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowance, amortization of intangible assets and capitalized content costs, recoverability and useful lives of long-lived assets, consumption patterns for licensed copyrights and user generated content, recoverability of the carrying values of goodwill and indefinite lived intangible assets, fair values of stock options to purchase the Company’s ordinary shares, forfeiture rates for options and restricted stock (units) granted, allocation of purchase price to identifiable assets and liabilities acquired in business combinations, accrual of sales commissions to third-party advertising agencies, deferred tax valuation allowance and income tax uncertainties, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Convenience translation

Translations of amounts from Renminbi (“RMB”) into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Foreign currency translation and transactions

The Company’s functional currency is the US$. The Company’s subsidiaries and Consolidated Affiliated Entities determined their functional currencies based on the criteria of ASC subtopic 830-10, Foreign Currency Matters: Overall. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity. The Company uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. The foreign exchange losses included in the consolidated statements of comprehensive loss for the years ended December 31, 2010, 2011 and 2012 were RMB7, RMB5,949 and RMB2,619 (US$420), respectively.

Fair value measurements

Financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due to/from related party, accounts payable and long-term debt. The carrying values of these financial instruments, other than long-term debt, approximate their fair values due to their short-term maturities. The carrying value of long-term debt also approximates its fair value as it is due for repayment in 2013.

ASC 820, Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company has no assets or liabilities measured at fair value on a recurring or non-recurring basis using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2012, respectively.

Cash and cash equivalents and short-term investments

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. All highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents. All highly liquid investments with original maturities greater than three months, but less than twelve months, are classified as short-term investments which approximate their fair value.

During the years ended December 31, 2010, 2011 and 2012, the Company recorded interest income from short-term investments of RMB337, RMB15,535 and RMB 33,253 (US$5,337) in the consolidated statements of comprehensive loss, respectively.

The short-term investments balance was RMB1,400,858 and RMB2,110,073 (US$338,690) as of December 31, 2011 and 2012.

Restricted cash

Restricted cash is restricted as to usage based on contracts entered into with third parties. The restricted cash balance was nil and RMB9,003 (US$1,445) as of December 31, 2011 and 2012.

Accounts receivable

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Office computer equipment	3 years
Office furniture and equipment	3 years
Software	3 years
Servers and network equipment	3 years
Motor vehicles	5 years

Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the lease terms.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of the assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when ready for their intended use.

Long term investment

As of December 31, 2011, long term investment relates to a 5% equity investment in Trade Lead and Tianshi, privately-held companies. Since Youku did not have significant influence over the equity investment as of December 31, 2011, the cost method of accounting was used. In January 2012, Youku purchased the remaining 95% of equity interest of Trade Lead and Tianshi (Note 3).

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Capitalized content production costs

The Company contracts for the production of, and self produces, short films to exhibit on its websites. Capitalized content production costs (which include direct production costs, production overhead and acquisition costs) are stated at the lower of unamortized cost or estimated fair value.

Cash outflows for capitalized content production costs are presented as cash flows from operating activities in accordance with ASC 926-230-45, Entertainment—Films, Other Presentation Matters. The prior year comparative cash flow statements have been corrected to be comparative to the current year presentation.

Non-episodic film costs

The Company amortizes production costs using the individual-film-forecast-computation method, which amortizes such costs in the same ratio that current period actual revenue (numerator) bears to estimated remaining unrecognized ultimate revenue as of the beginning of the fiscal year (denominator).

The Company estimates total revenues to be earned (“ultimate revenues”) throughout the life of a film. Ultimate revenue estimates for the produced films are periodically reviewed and adjustments, if any, will result in changes to amortization rates. Estimates used in calculating the fair value of the self-produced content are based upon assumptions about future demand and market conditions.

Non-episodic film costs are only capitalized when the revenue stream related to the produced videos is determinable either through specific advertising contracts or other circumstances whereby revenue can be determined to be associated with the specific video and the ultimate revenue can be reasonably estimated.

Episodic film costs

Due to the uncertainty of making reliable estimates, for episodic films, estimates of ultimate revenues are limited to the amount of revenue contracted for each episode. Accordingly, production costs incurred in excess of the amount of revenue contracted for each episode are expensed as incurred on an episode-by-episode basis.

The Company amortizes such costs for each episode in the same ratio that current period actual revenue (numerator) bears to estimated remaining unrecognized ultimate revenue as of the beginning of the current period (denominator) which is related to each episode.

Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles — Goodwill and Other — Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Company determines its reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where segment management regularly reviews the operating results of that component. Prior to the acquisitions (Note 3), the Company had one reporting unit because no discrete financial information was available below the consolidated level. Subsequent to the acquisitions of Trade Lead (including Tianshi) and Tudou, the Company continues to have one reporting unit at the Group level as the operating results of Trade Lead (including Tianshi) and Tudou are not regularly reviewed by segment management.

Goodwill is tested for impairment on October 1 in each year. We adopted ASU No. 2012- 02, Intangibles — Goodwill and Other (Topic 350), Goodwill for Impairment, pursuant to which we can elect to perform a qualitative assessment to determine whether the two-step impairment testing of goodwill is necessary. In 2012, we elected to use the two-step process required by ASC 350-20 to perform the annual impairment test. First, the Company reviews the carrying amount of the reporting unit compared to the fair value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The Company determines the implied fair value of goodwill by deducting the fair values of identifiable assets and liabilities from the fair value of the reporting unit. The fair value of identifiable assets and liabilities are determined using the discounted cash flow analysis. Such analysis is based on cash flow assumptions that are consistent with the plans and estimates being used to manage the business. If the implied fair value of the reporting unit goodwill is lower than it carrying amount, goodwill of the reporting unit is impaired and is written down to its implied fair value. There has been no impairment of goodwill in any of the years presented.

Intangible assets

Licensed copyrights relate to titles to movies, television series and other video content acquired from external parties. Licensed copyrights are amortized using an accelerated method based on consumption patterns. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised, if necessary. The amortization of licensed video content other than movies and television series is on a straight-line basis, as the consumption pattern based on historical viewing data supports this method.

The advertising license is amortized using the straight-line method over the remaining term of the license.

The intangible assets acquired in the Merger, namely technology, customer relationships, non-compete agreement, user generated content, licensed copyrights and domain name, trademark and online video license, are recognized and measured at the fair value as of the acquisition date.

The technology and customer relationships are amortized using the straight-line method over the estimated useful life. The non-compete agreement is amortized using the straight-line method over the contractual period. The user generated content is amortized using an accelerated method over the estimated useful life, which is expected to be two years.

As of December 31, 2012, intangible assets have weighted-average useful lives as follows:

Licensed copyrights	2.56 years
Advertising license	28 years
Technology	5 years
Non-compete agreement	3 years
Customer relationships	5 years
User generated content	2 years
Domain name, trademark and online video license	indefinite

Intangible assets with definite useful lives are carried at cost less accumulated amortization.

Domain name, trademark and online video license may be renewed indefinitely at little cost and the Company intends to renew the domain name, trademark and online video license indefinitely. Intangible assets with an indefinite useful life are not amortized, instead, they are tested for impairment annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the assets are impaired. The Company assess indefinite-lived intangible assets for impairment in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles — Goodwill and Other — General Intangibles Other than Goodwill on October 1 of each year. The Company early adopted ASU No. 2012- 02, Intangibles — Goodwill and Other (Topic 350), Testing Indefinite-Lived Intangible Assets for Impairment in 2012 and first performs a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If it is more likely than not the fair value of such an asset exceeds its carrying value, the Company would not need to calculate the fair value of the asset that year. However, if the Company concludes otherwise, a quantitative impairment test is performed. The quantitative impairment test consists of calculating the fair value of the asset and comparing it to the carrying amount. If the carrying amount exceeds its fair value, an impairment loss equal to that excess will be recognized. There has been no impairment charges realized on the Company’s indefinite-lived intangible assets in any of the years presented.

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or acquired intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of an asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from the eventual disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying value of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of its carrying value or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Revenue recognition

The Group’s revenues are derived principally from online advertising services. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the related fee is reasonably assured under ASC subtopic 605-10, Revenue Recognition: Overall.

Revenue from online advertising services

Advertising contracts are signed to establish the fixed contract price and advertising services to be provided. Pursuant to the advertising contracts, the Group provides advertisement placements on its web pages in different formats, including but not limited to video, banners, links, logos and buttons. The Group makes a credit assessment of the customer to assess the collectability of the contract price prior to entering into contracts. For those contracts for which the collectability was assessed as not reasonably assured, the Group recognizes revenue only when the cash is received and all other revenue recognition criteria are met. For contracts where the Group provides customers with marketing services that contain multiple deliverables (e.g., advertisements in different formats to be delivered over different periods of time), the Group recognizes revenue pursuant to ASC subtopic 605-25, Revenue Recognition: Multiple-Element Arrangements, as amended by Accounting Standards Update No. 2009-13 (“ASU 2009-13”), Multiple-Deliverable Revenue Arrangements, which was adopted by the Company on January 1, 2011. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method. The Group limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future undelivered items. Due to the nature of the Group’s advertisement arrangements, wherein revenue is contingent upon the delivery of undelivered items, revenue is recognized ratably over the performance period of the last deliverable in the arrangement. Revenue is deferred when non-refundable payments are received from customers prior to satisfaction of revenue recognition criteria discussed above.

Revenue from sub-licensing

The Group also generates revenues from sub-licensing content licensed from third party vendors. The exclusive licensing agreement the Group enters into with the vendors has a definitive license period and gives the Group rights to sublicense these contents to other third parties. The Group enters into a non-exclusive sub-license agreement with a sub-licensee for a period that falls within the original exclusive license period. The Company receives a fixed amount of the sub-license fee upfront under the sub-licensing arrangements and does not have any future obligation once it has provided the underlying disk to the sub-licensee (which is provided at or before the beginning of the sub-license period). In accordance with ASC subtopic 926-605, Entertainment-Films, Revenue Recognition, the Group recognizes the amount of the sub-license fee as revenue at the beginning of the sub-license period only when the Company meets all the following criteria: persuasive evidence of a sub-licensing arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sub-license period of the arrangement has begun and the customer can begin its exploitation, exhibition, or sale, the arrangement fee is fixed or determinable and collection of the arrangement fee is reasonably assured. The Group recognized sub-licensing revenues of RMB7,890, RMB31,486 and RMB96,091 (US$15,424) for the years ended December 31, 2010, 2011 and 2012, respectively.

Revenue from mobile value-added services (“MVAS”)

The Group generates revenue from MVAS through partnership agreements with third party mobile network operators. The Group provides video clips to mobile network operators for its mobile phone users. Users pay a monthly subscription fee to the mobile network operator for access to the video channel or pay on a per-clip download basis, and the Group shares the fees collected by the mobile network operator for such services. MVAS revenue is generally recognized when the Group receives monthly statements from the mobile network operators indicating the transaction volume generated by its mobile phone users that are subject to revenue share with the Group. For smaller mobile network operators, the Group defers revenue recognition until cash is received.

Revenues from MVAS represent only the Group’s share of the revenues to be received from the mobile network operators, i.e. recorded on a net basis. The Group is not the primary obligor in the arrangement, nor does it enter into contracts with end customers or has the price setting capabilities, rather the Group provides the content to the mobile network operators in accordance with the operator’s overall strategy and requirements.

Barter transactions

The Group enters into cross-promotional agreements, which represent advertising-for-advertising barter transactions, and follows ASC subtopic 605-20, Revenue Recognition: Services. Such barter transactions should be recorded at fair value only if such value of the advertising surrendered in the transaction is determinable within reasonable limits. The volume of such transactions was not significant.

The Group enters into nonmonetary transactions to exchange online broadcasting rights of video content with other online video broadcasting companies from time to time. The exchanged content provides rights for each respective party only to broadcast the content received on its own website; though, each party retains the right to continue broadcasting and / or sub-license the rights to the content it surrendered in the exchange. The Group accounts for these nonmonetary exchanges in accordance with ASC 845, Nonmonetary Transactions. The exchange of online broadcasting rights of video content is similar to the exchange of inventory since both parties use the exchanged content in the same line of business to facilitate advertising sales to customers who are not parties to the exchange. As a result, the Group records these nonmonetary exchanges at the carrying values of the broadcasting rights given up, which is nil, with no resulting gain or loss being recognized.

Commissions to third-party advertising agencies

The Group provides cash incentives in the form of commissions to certain third-party advertising agencies based on volume and performance, and accounts for such incentives in accordance with ASC subtopic 605-50-25, Revenue Recognition: Customer Payments and Incentives. The Group accounts for cash consideration given to agencies for which it does not receive a separately identifiable benefit or cannot reasonably estimate fair value as a reduction of revenue. The Group has estimated and recorded commissions to third-party advertising agencies as follows:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Commissions to third-party advertising agencies	86,602	180,644	442,663	71,052

Value-added tax and business tax

In November 2011, the PRC Ministry of Finance and the State Administration of Taxation jointly issued two circulars setting out the details of the pilot program for the collection of value added tax in lieu of business tax (“VAT reform program”), which change the charge of sales tax from business tax to value added tax (“VAT”) for certain pilot industries. The pilot VAT reform program initially applied only to the pilot industries in Shanghai, and has been expanded to eight additional regions, including, among others, Beijing in 2012. Entities located in Shanghai and Beijing fall within the scope of the pilot program and have been recognized as VAT general taxpayers since January 1, 2012 and September 1, 2012, respectively, the effective time of the pilot program in each of the regions. Prior to the implementation of the pilot VAT reform program, revenues generated from online advertising services and other services were subject to business tax, surcharges and cultural business construction fee totaling 8.6% of revenues before deduction for commissions to agencies. From the applicable effective time onwards, online advertising services provided by these entities were subject to VAT at a rate of 6% plus 12% surcharges on VAT and 3% cultural business construction fee on revenues derived from online advertising services.

VAT and business tax for the years ended December 31, 2010, 2011 and 2012 of RMB38,472, RMB90,215 and RMB169,283 (US$ 27,172), respectively, were recorded in cost of revenues in the consolidated statements of comprehensive loss (Note 11).

Advertising expenses

Advertising expenses, primarily advertisements through media publication are included in “Sales and marketing” and are expensed when incurred. Advertising expense for the years ended December 31, 2010, 2011 and 2012 were RMB15,790, RMB40,290 and RMB42,748 (US$6,862), respectively.

Product development expenses

Product development expenses consist primarily of personnel-related expenses (including shared-based compensation cost) incurred for the development of, enhancement to, and maintenance of the Group’s websites as well as costs associated with new product development and enhancement. Depreciation expenses and other operating costs are also included in product development expenses. The Group recognizes product development costs as expense when incurred.

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with certain operating conditions, the amounts are recorded as “deferred government grants” (Note 9) when received and will be recorded as operating income when the conditions are met. Government subsidies recognized as other income for the years ended December 31, 2010, 2011 and 2012 was RMB nil, RMB nil and RMB4,426 (US$710), respectively.

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group had no capital leases for the years ended December 31, 2010, 2011 and 2012.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

The Group applies the provisions of ASC subtopic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group recognizes in its consolidated financial statements the benefit of a tax position if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to changes in individual tax position. Changes in recognition and measurement estimates are recognized in the period which the change occurs.

Loss per share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two-class method. Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the losses are allocated on a proportionate basis.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted-average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the exercise of stock options, warrants and vesting of restricted stock units, using the treasury stock method.

Share-based compensation

Options and restricted stock units granted to employees

The Group has accounted for share-based compensation in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall, for share-based payment transactions with employees. Under the fair value recognition provisions of ASC 718-10, share-based compensation costs are measured at the grant date. The Group has elected to recognize share-based compensation costs using the straight-line method over the requisite service period with a graded vesting schedule, provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options and restricted stock units that are vested at that date. ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation costs are recorded net of estimated forfeiture such that expense was recorded only for those options and restricted stock units that are expected to vest.

Options and restricted stock units granted to non-employees

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 718-10 and ASC subtopic 505-50, Equity: Equity-based Payments to Non-Employees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date in which the counterparty’s performance is completed. Options and restricted stock units granted to non-employees were not material to the Company’s consolidated results of operations.

Concentration of risks

Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk. As of December 31, 2012, the Group has RMB1,655,857 (US$265,783) in cash and cash equivalents and RMB9,003 (US$1,445) in restricted cash, which is held in cash and demand deposits with several financial institutions in the PRC and Hong Kong. Since the global financial crisis beginning in the third quarter of 2008, the risk of bankruptcy of those banks in which the Group has deposits or investments has increased significantly. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions.

Accounts receivable are typically unsecured and denominated in RMB, derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains an allowance for doubtful accounts and actual losses have generally been within management’s expectations. Top five customers accounted for 36% of gross accounts receivable as of December 31, 2012 (2011: 42%) with 13%, 7%, 7%, 5% and 4%, respectively. For the years ended December 31, 2010, 2011 and 2012, no customer accounted for greater than 10% of net revenues.

Business and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments denominated in U.S. dollars. The functional currency of the Company is the U.S. dollar, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation of RMB against the U.S. dollar was approximately 1.0% in 2012. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

For the years ended December 31, 2010, 2011 and 2012, the net foreign currency translation loss resulting from the translation of the U.S. dollar functional currency to the RMB reporting currency recorded in other comprehensive loss was RMB11,094, RMB94,225 and RMB7,304 (US$1,173), respectively.

Segment reporting

In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker has been identified as the Chief Executive Officer,   who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss. The Company adopted ASU No. 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income (loss) and other comprehensive loss in the consolidated statements of comprehensive income (loss). Prior years’ comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Comparative information

Certain of the prior year comparative figures have been reclassified to conform to the current year’s presentation.

Recent accounting pronouncements

In October 2012, the Emerging Issues Task Force (“EITF”) issued ASU No. 2012- 07, Entertainment — Films (Topic 926), Accounting for Fair Value Information That Arises after the Measurement Date and Its Inclusion in the Impairment Analysis of Unamortized Film Costs. The final consensus removes the rebuttable presumption which stipulated in ASC 926-20, Entertainment — Films, Other Assets — Film Costs, so that only information that is known or knowable by market participants as of the measurement date would be incorporated into the fair value measurement used in that impairment analysis of unamortized film costs. The final consensus is effective for SEC filers for impairment tests performed on or after December 15, 2012. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

Trade Lead and Tianshi Acquisition

On January 6, 2012 (“the acquisition date”), the Company completed the acquisition of the remaining 95% equity interest in Trade Lead and Tianshi, a PRC domestic company owned by principal owners of Trade Lead, for a total purchase price of RMB112,936 (US$18,127), which was settled by cash consideration of RMB78,869 (US$12,659) and 6,202,179 Class A ordinary shares of the Company. In addition, the consideration transferred includes the effective settlement of amounts payable by Youku to Trade Lead and Tianshi of RMB47,071 (US$7,556) and the acquisition-date fair value of the 5% equity interest in Trade Lead and Tianshi previously held by the Company of RMB5,051 (US$811). The net gain arising from the re-measurement of the existing carrying value of investment to fair value amounted to RMB3,344 (US$537) and was included in “Other income (loss), net” in the consolidated statements of comprehensive loss. There was no gain or loss recognized from the effective settlement of pre-existing relationships between Youku, Trade Lead and Tianshi.

On the acquisition date, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

	RMB	US$
Cash and cash equivalents	53,091	8,522
Tangible assets acquired	88,888	14,268
Intangible assets	6,391	1,026
Goodwill	73,688	11,828
Liabilities assumed	(56,194)	(9,021)
Deferred tax liabilities	(806)	(129)
Total consideration	165,058	26,494

The excess of purchase price over tangible assets, identifiable intangible assets and liabilities assumed was recorded as goodwill. None of the goodwill is expected to be deductible for income tax purposes. The acquired identifiable intangible assets were valued using an income approach known as the multi-period excess earnings method. For the year ended December 31, 2012, no significant measurement period adjustments were recorded.

Total identifiable intangible assets acquired mainly include sales backlog of RMB5,821 (US$934) and TV episodes library of RMB570 (US$92), which have an estimated average useful life of one year. Total goodwill of RMB73,688 (US$11,828) primarily represents expected synergies from combining the operations of the Company, Trade Lead and Tianshi, which are complementary to each other.

The Company recognized RMB1,140 (US$183) of acquisition-related costs which were included in general and administrative expenses for the year ended December 31, 2012.

The actual results of operation after the acquisition date and pro forma results of operations for the acquisition have not been presented because the effects were not material.

Tudou Acquisition

On August 23, 2012, Youku announced the completion of the Merger between Tudou and Merger Sub pursuant to the Merger Agreement. Tudou was one of the leading Internet video companies in the PRC providing premium licensed content, user generated content and original in-house produced content. Each of Tudou’s Class A ordinary shares and Class B ordinary shares (not including Tudou Class B ordinary shares represented by Tudou ADSs) issued and outstanding immediately prior to the effective time of the closing of the Merger has been cancelled in exchange for the right to receive 7.177 Class A ordinary shares of Youku, and each of Tudou’s ADSs representing four Tudou Class B ordinary shares had been surrendered in exchange for the right to receive 1.595 of Youku ADSs, each of which represents 18 Class A ordinary shares of Youku.

Youku completed the acquisition of Tudou on August 23, 2012, the date on which control was obtained to govern the financial and operating policies of Tudou and obtain benefits from its activities. Youku is identified as the accounting acquirer since shareholders of Youku held a controlling interest in the combined entity after the Merger, Youku’s former management team dominates the executive positions of the combined entity and Youku paid a premium over the pre-combination fair value of Tudou to effect the Merger. The Company expects to achieve significant synergies and cost reductions by eliminating redundant processes and facilities. The results of Tudou’s operations have been included in the consolidated financial statements of the Company since the acquisition date.

The acquisition-date fair value of the consideration transferred totaled RMB5,411,030 (US$868,530), which consisted of the following:

	RMB	US$

To Tudou shareholders*	5,262,951	844,762
To holders of outstanding Tudou share options**	144,598	23,208
Settlement of pre-existing relationships ***	3,481	560

Total consideration	5,411,030	868,530

* The fair value of Youku shares issuable to Tudou shareholders totaled 838,604,288 Youku Class A ordinary shares, was based on the closing price of US$17.78 of Youku ADS on the New York Stock Exchange (“NYSE”) on August 23, 2012. 834,109,274 Youku Class A ordinary shares have been issued as of December 31, 2012 and the remaining 4,495,014 Youku Class A ordinary shares will be issued to Mr. Gary Wang, the founder and chief executive officer of Tudou, when he fully discharges all obligations he owes to his ex-wife (Note 17).

** Youku issued replacement share options. The portion of the fair-value-based measure of the replacement award amounted to RMB144,598 (US$23,208) was attributable to pre-combination services and included as a component of the consideration to be transferred.

*** As a result of the Merger, amounts receivable from and payable to Tudou were effectively settled, resulting in an increase of RMB3,481 (US$560) to the consideration transferred. No gain or loss was recognized as a result of the settlement of pre-existing relationships between Youku and Tudou.

According to ASC 805, Business Combinations (“ASC 805”), to determine the portion of a replacement award that is part of the consideration transferred for the acquiree, the acquirer shall measure both the replacement awards granted by the acquirer and the acquiree awards as of the acquisition date in accordance with ASC 718. The portion of the fair-value-based measure of the replacement award that is part of the consideration transferred was RMB144,598 (US$23,208) and represents the portion of the acquiree award that is attributable to pre-combination service. The difference in the fair value between Youku’s issued replacement award and Tudou’s award attributable to pre-combination service was inconsequential and expensed on the date of replacement, or the acquisition date. The fair value of replacement awards related to post-combination service is recognized in the post-combination statements of comprehensive income over the remaining vesting period of the replacement awards (Note 20).

The Company has completed the valuations necessary to assess the fair value of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition:

	RMB	US$
Cash and cash equivalents	404,444	64,918
Restricted cash	38,069	6,110
Accounts receivable	274,412	44,046
Property, plant and equipment	93,870	15,067
Intangible assets	1,083,230	173,870
Other assets	47,420	7,613
Short-term loan	(31,544)	(5,063)
Other current liabilities	(445,171)	(71,455)
Deferred tax liabilities	(235,582)	(37,814)
Goodwill	4,181,882	671,238
Total consideration	5,411,030	868,530

The fair value of accounts receivable acquired was RMB274,412 (US$44,046). Gross contractual accounts receivable acquired totaled RMB354,787 (US$56,947) and the Company’s best estimate of the contractual cash flows not expected to be collected at acquisition date totaled RMB80,375 (US$12,901).

The excess of purchase price over tangible assets, identifiable intangible assets and liabilities assumed was recorded as goodwill. The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of Tudou. None of the goodwill is expected to be deductible for income tax purposes.

The details of acquired intangible assets are as follows:

	Valuation Method	RMB	US$	Estimated Remaining Useful Life
Domain name, trademarks and Online video license	Relief from royalty	845,300	135,680	Indefinite
Technology	Relief from royalty	27,900	4,478	Around 5 years
Non-compete agreement	Profit differential	8,200	1,316	Around 3 years
Customer relationships	Cost approach	41,530	6,666	Around 5 years
Licensed copyrights	Multi-period excess earnings method	97,900	15,714	Around 1.79 years
User generated content	Multi-period excess earnings method	62,300	10,000	Around 2 years
Content produced	Multi-period excess earnings method	100	16	Around 0.1years

Total		1,083,230	173,870

The Company recognized RMB27,614 (US$4,432) of acquisition-related costs which were included in general and administrative expenses for the year ended December 31, 2012.

The amount of revenue and net loss of Tudou included in the Company’s consolidated statements of comprehensive loss from the acquisition date to December 31, 2012 is RMB195,668 (US$31,407) and RMB157,400 (US$25,264), respectively.

Pro forma revenue and net loss for the year ended December 31, 2011 is not available and the cost to develop it would be excessive. The unaudited pro forma information for the year ended December 31, 2012 set forth below gives effect to the acquisition as if it had occurred at the beginning of the fiscal year. The pro forma results have been calculated after applying the Company’s accounting policies and including adjustments primarily related to the amortization of acquired intangible assets, share-based compensation expenses for assumed unvested stock options, together with the consequential tax effects, as applicable. The pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have occurred had the acquisition been consummated as of that time or that may result in the future:

	Year ended December 31,
	Pro forma (unaudited)		As reported
	2012	2012	2012	2012
	RMB	US$	RMB	US$
Revenue, net	2,203,161	353,632	1,795,575	288,210
Net loss	661,508	106,179	424,003	68,057

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable	423,738	945,715	151,798
Allowance for doubtful accounts	(3,032)	(12,919)	(2,074)

Accounts receivable, net	420,706	932,796	149,724

The following table presents movement of the allowance for doubtful accounts:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Balance at the beginning of the year	1,523	3,032	487
Provisions	1,509	9,887	1,587

Balance at the end of the year	3,032	12,919	2,074

PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER ASSETS
PREPAYMENTS AND OTHER ASSETS

5. PREPAYMENTS AND OTHER ASSETS

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Current portion:
Prepayments for licensed copyrights	5,290	20,163	3,236
Prepayments for jointly produced content	—	20,862	3,349
Deposits and prepaid rental fees	1,980	12,225	1,962
Prepaid expenses for bandwidth	1,387	—	—
Prepaid server maintenance fees	1,595	—	—
Others	6,580	11,659	1,871

	16,832	64,909	10,418

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Non-current portion:
Prepayments for licensed copyrights	137,807	187,682	30,125
Deposits for copyrights and rental fees	5,896	24,310	3,902
Others	689	17,193	2,760

	144,392	229,185	36,787

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Current portion:
Licensed copyrights	32,326	(16,248)	16,078

Non-current portion:
Licensed copyrights	346,566	(136,027)	210,539
Advertising license	1,510	(71)	1,439

	348,076	(136, 098)	211,978

	As of December 31, 2012
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Current portion:
Intangible assets with definite useful lives
Licensed copyrights	38,151	(18,544)	19,607	3,147

Non-current portion:
Intangible assets with definite useful lives
Licensed copyrights	771,733	(421,063)	350,670	56,286
Advertising license	1,510	(130)	1,380	222
Technology	27,900	(1,976)	25,924	4,161
Non-compete agreement	8,200	(968)	7,232	1,161
Customer relationships	41,530	(2,941)	38,589	6,194
User generated content	62,300	(26,472)	35,828	5,751
Content produced	100	(100)	—	—
	913,273	(453,650)	459,623	73,775
Intangible assets with indefinite useful lives
Domain name, trademark and online video license	845,300	—	845,300	135,680
	1,758,573	(453,650)	1,304,923	209,455

Amortization expense was RMB44,530, RMB161,553 and RMB402,445 (US$64,597) for the years ended December 31, 2010, 2011 and 2012, respectively. Estimated amortization expense relating to the existing intangible assets for each of the next five years is as follows:

	RMB	US$
Within 1 year	319,504	51,284
Between 1 and 2 years	102,366	16,431
Between 2 and 3 years	32,487	5,215
Between 3 and 4 years	14,334	2,301
Between 4 and 5 years	9,225	1,481

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

7. GOODWILL

The changes in the carrying amount of goodwill are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Balance as of January 1	—	—	—
Goodwill acquired	—	4,255,570	683,066
Impairment losses	—	—	—
Balance as of December 31	—	4,255,570	683,066

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Office computer equipment	9,271	16,251	2,608
Office furniture and equipment	5,456	11,948	1,918
Software	3,452	7,987	1,282
Servers and network equipment	225,793	380,413	61,060
Motor vehicles	906	2,609	419
Leasehold improvements	10,940	19,073	3,062
	255,818	438,281	70,349
Less: Accumulated depreciation	(159,330)	(240,345)	(38,578)
Construction in progress	79	2,745	441
	96,567	200,681	32,212

Depreciation expense was RMB42,691, RMB45,670 and RMB81,609 (US$13,099) for the years ended December 31, 2010, 2011 and 2012, respectively.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

9. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accrued agency commissions	156,405	424,355	68,114
Accrued bonuses and individual income taxes	60,892	153,487	24,636
Accrued bandwidth and server hosting expenses	88,804	139,698	22,423
Tax and surcharges payable	34,105	119,268	19,145
Accrued channel distribution fee	5,278	37,073	5,951
Accrued advertising and promotion expenses	6,750	17,800	2,857
Accrued professional fees	907	16,398	2,632
Payable to employees from cashless option exercise	21,163	8,782	1,410
Litigation accrual (Note 14)	1,812	5,574	895
Deferred government grants	—	6,900	1,108
FIN 48 liability	—	9,662	1,550
Accrued video production fee	4,197	9,802	1,573
Others	10,294	32,554	5,224

	390,607	981,353	157,518

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT
LONG-TERM DEBT

10. LONG-TERM DEBT

On April 23, 2008, the Company entered into an equipment loan and security agreement and a supplemental agreement (collectively known as the “Loan Agreement”) with independent third parties (the “Lenders”).

According to the Loan Agreement, the Lenders agreed to make term loans to the Company from time to time from the closing date to the Termination Date (defined below) in an aggregate principal amount not exceeding US$10,000 (the “Commitment”). The Termination Date is the earlier of (i) the date the Lenders may terminate making loans or extending other credit pursuant to the rights of the Lenders in event of default, or (ii) December 31, 2008.

The Company can only use the loan to purchase eligible equipment, such as computer equipment, lab and shop equipment, test equipment, office equipment and other standard hardware.

The Lenders are entitled to receive a warrant instrument issued by the Company exercisable for a number of Series C Preferred Shares of the Company at an initial exercise price equal to US$0.081128308 per share, such number of shares having an aggregate exercise price equal to the sum of (i) US$350 (issued to the Lenders, equivalent to 4,314,154 shares in total immediately upon the execution of the Loan Agreement), and (ii) the product of (A) 0.035 and (B) the original principal amount of each equipment loan advanced to the Company by the Lenders.

In connection with the execution of the Loan Agreement, the Company issued a warrant to the Lenders which allow the Lenders to purchase 4,314,154 shares of the Company’s Series C Preferred Shares in April 2008, which was recognized as a liability at fair value with a corresponding asset recognized as issuance costs. The Company has amortized such issuance costs over the facility period of the Loan Agreement.

In May 2008, the Company borrowed RMB31,507 (US$4,500) and, in connection with the borrowing, issued a warrant to purchase 1,941,368 Series C Preferred Shares. Principal payments on the borrowing were made over a period of thirty-two months in equal, monthly installments, commencing after an initial four month period of interest-only monthly payments with no remaining balance outstanding as of December 31, 2011. Interest was charged at a fixed annual interest rate of 12% per annum.

In June 2008, the Company borrowed RMB9,688 (US$1,400). In connection with this borrowing, the Company issued an additional warrant to the Lenders to purchase 603,980 Series C Preferred Shares.

In September 2008, the Company borrowed RMB17,784 (US$2,600). In connection with this borrowing, the Company issued an additional warrant to the Lenders to purchase 1,121,680 Series C Preferred Shares.

In January 2009, the Company borrowed RMB5,333 (US$780) and RMB3,256 (US$476), respectively. In connection with these borrowings, the Company issued additional warrants to the Lenders to purchase 541,900 Series C Preferred Shares.

The principal for the borrowings made in June 2008, September 2008 and January 2009 is to be repaid in full over a period of thirty-six months in equal, monthly installments with no remaining balance outstanding as of December 31, 2011. Interest is charged at a fixed interest rate of 12% per annum.

On July 13, 2010, the Company entered into a working capital loan and security agreement and a supplemental agreement (collectively known as the “New Loan Agreement”) with independent third parties (the “V and VI Lenders”).

According to the New Loan Agreement, the V and VI Lenders agreed to make term loans to the Company from time to time from the closing date in an aggregate principal amount not exceeding US$10,000.

The Company or its wholly owned subsidiary, 1Verge Internet can use the loan for general corporate purposes. The V and VI Lenders are entitled to receive a warrant instrument issued by the Company exercisable into a number of Series E Preferred Shares or the next round of preferred shares of the Company at the share issue price, such number of shares having an aggregate exercise price equal to the sum of (i) US$250 and (ii) the product of (A) 0.05 and (B) the original principal amount of each working capital loan advanced to the Company by the V and VI Lenders. Since the Company has issued Series F Preferred Shares on September 9, 2010, the next round preferred shares referred to in the Loan Agreement should be the Series F Preferred Shares.

In July 2010, the Company borrowed RMB33,875 (US$5,000) under the New Loan Agreement. In connection with this borrowing, the Company issued a warrant, which was recognized as a liability at fair value, to the V and VI Lenders to purchase a number of Series E Preferred Shares or Series F Preferred Shares to be calculated at the pre-determined formula. The principal and interest is to be repaid in full over a period of thirty-two months in equal, monthly installments, commencing after an initial four-month period of interest-only monthly payments. Interest is charged at a fixed annual interest rate of 12% per annum. In connection with this borrowing, the outstanding long term loans amounted to RMB16,564 and RMB7,441 (US$1,194) as of December 31, 2011 and 2012, respectively.

The New Loan Agreement expired on October 31, 2010 and the Company has not made new borrowings under this New Loan Agreement.

The total proceeds received for the loans is first allocated to warrants based on their fair values at the time of issuance, and the remaining value is allocated to the loans. Loan discounts are amortized over the contractual life of the loans using the effective interest method. Interest expense arising from the loans is reported in the consolidated statements of comprehensive loss.

Interest expense on these loans for the years ended December 31, 2010, 2011 and 2012 was RMB7,440, RMB6,825 and RMB3,534 (US$567), which include RMB2,504, RMB 3,496 and RMB1,928 (US$309) of discount amortization, respectively. No interest expense has been capitalized in any periods presented.

Aggregate annual principal payments of the long-term debt as of December 31, 2012 are as follows:

	RMB	US$
Within 1 year	7,677	1,232

	7,677	1,232

The Company has pledged its equity interest in 1Verge Internet to all lenders for its obligation and liabilities under the New Loan Agreement.

Upon completion of the IPO in December 2010, all the warrants issued with the loans were exercised, Series C and Series E Preferred Shares were automatically converted into Class A ordinary shares and the carrying value of the warrant liability was reclassified to equity upon the exercise.

COST OF REVENUES	12 Months Ended
Dec. 31, 2012
COST OF REVENUES
COST OF REVENUES

11. COST OF REVENUES

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

VAT and business tax	38,472	90,215	169,283	27,172
Bandwidth costs	191,679	324,682	524,623	84,208
Depreciation of servers and other equipment	37,958	39,052	68,569	11,006
Content costs	82,721	243,388	737,061	118,306
	350,830	697,337	1,499,536	240,692

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

12. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of British Virgin Islands, StarCloud is not subject to tax on income or capital gain. In addition, no British Virgin Islands withholding tax will be imposed on payments of dividends by StarCloud to its shareholders.

Hong Kong

Under the current tax laws of Hong Kong, Jet Brilliant is subject to Hong Kong profits tax on its activities conducted in Hong Kong. Dividends from Jet Brilliant are exempt from withholding tax.

China

Under the Enterprise Income Tax (“EIT”) Law, which became effective on January 1, 2008, foreign invested enterprises and domestic enterprises are subject to a unified EIT rate of 25%, except for certain entities in encouraged industries or region that are entitled to tax incentives under the New EIT Law. In accordance with the implementation rules of the New EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%.

1Verge Internet has been recognized as a HNTE under the new EIT Law by relevant authorities in 2010 and is entitled to preferential tax rate of 15% for years 2011 and 2012 provided that it continued to meet the HNTE requirements each year. 1Verge Internet is obligated to complete an annual self-assessment of continued compliance in order to apply the lower tax rate. The HNTE status is subject to approval and renewal after the HNTE certification expires.

1Verge Information, a consolidated affiliated entity of which the Company is the primary beneficiary, is located in the Beijing Zhongguancun Science Park and has been recognized as a HNTE under the New EIT Law by relevant authorities in December 2009 and was entitled to a preferential tax rate of 15% from January 1, 2010 to December 31, 2011. 1Verge Information was subject to 25% EIT rate in 2012.

The other PRC subsidiaries and Consolidated Affiliated Entities are subject to a 25% EIT rate.

Under the EIT Law and its implementation rules, dividends, interests, rent or royalties payable by a foreign-invested enterprise, such as our PRC subsidiaries, to any of its non-resident enterprise investors, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to a 10% EIT, namely withholding tax, unless the non-resident enterprise investor’s jurisdiction of incorporation has a tax treaty or arrangement with China that provides for a reduced withholding.

Also, the New EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income. As of December 31, 2012, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2012, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application to the Company.

The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Non-PRC	(68,274)	(47,756)	(452,545)	(72,638)
PRC	(136,410)	(124,348)	25,126	4,033

	(204,684)	(172,104)	(427,419)	(68,605)

Current income tax expense and deferred income tax benefit for the years ended December 31, 2010, 2011 and 2012 consisted of:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Current income tax expense	—	—	6,537	1,050
Deferred income tax benefit	—	—	(9,953)	(1,598)

	—	—	(3,416)	(548)

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(51,171)	(43,026)	(106,855)	(17,151)
International tax rate differential	17,069	11,939	114,516	18,381
Other adjustments	(876)	—	254	41
Permanent difference	1,076	6,960	7,915	1,270
Change in FIN 48 liability	4,086	1,425	775	124
Effect of preferential tax treatment	8,580	2,932	7,086	1,137
Effect of tax rate change on deferred taxes	—	(16,382)	(7,542)	(1,211)
Expired net operating losses	87	—	17,652	2,833
Change in valuation allowance	21,149	36,152	(37,217)	(5,972)

Income tax benefit	—	—	(3,416)	(548)

The tax effects of temporary differences that give rise to the deferred tax asset balances at December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	130	8,883	1,426
Accrued payroll	14,434	26,073	4,185
Accrued expenses	66,467	12,829	2,059
Revenue on last delivery basis	2,220	3,952	634
Bad debt provision	758	23,321	3,743
Others	516	516	83
Valuation allowance	(84,525)	(65,104)	(10,449)

Deferred tax assets, current portion, net	—	10,470	1,681

Deferred tax liabilities, current portion:

Intangible assets appreciation	—	(135)	(22)

Deferred tax liabilities, current portion	—	(135)	(22)

Deferred tax assets, non-current portion:
Net operating losses carried forward	42,329	240,582	38,616
Fixed assets (accumulated depreciation)	1,254	2,651	426
Copyrights amortization	17,081	106,083	17,027
Valuation allowance	(60,664)	(335,472)	(53,846)

Deferred tax assets, non-current portion, net	—	13,844	2,223

Deferred tax liabilities, non-current portion:
Domain name, trademark and online video license	—	(211,325)	(33,920)
Technology	—	(6,481)	(1,040)
Non-compete agreement	—	(1,808)	(290)
Customer relationships	—	(9,647)	(1,548)
User generated content	—	(8,957)	(1,440)

Deferred tax liabilities, non-current portion	—	(238,218)	(38,238)
Deferred tax liabilities, non-current portion, net	—	(224,374)	(36,015)

Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2011 and 2012, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2012, the Company had net operating loss available carry forwards of RMB1,030,029 (US$165,331) per income tax returns filed, which can be carried forward to offset future taxable income. The remaining net operating losses will expire between 2013 and 2017 if not utilized.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2012 on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. It is not practicable for the Company to estimate the amount of unrecognized deferred tax liabilities.

The changes in unrecognized tax benefits are as follows:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Beginning balance	16,565	20,651	22,076	3,544
Addition from acquisitions	—	—	80,870	12,981
Additions based on tax position of the current year	4,086	1,425	775	124
Reductions for the tax positions of the current year	—	—	(3,882)	(624)
Reductions due to lapse of applicable statute of limitations	—	—	(226)	(36)

Ending balance	20,651	22,076	99,613	15,989

As of December 31, 2010, 2011 and 2012, the Group had RMB20,651, RMB22,076 and RMB99,613 (US$15,989) of unrecognized tax benefits, RMB344 and RMB775(US$124) of which would affect the effective tax rate if recognized in 2011 and 2012, respectively. In 2012, the Group recognized an increase of RMB80,870 (US$12,981) from the acquisitions. The Group does not anticipate any other material changes to its unrecognized tax position in the next 12 months.

The Company recorded interest and penalties of RMB nil for the years ended December 31, 2010, 2011 and 2012, respectively. The years 2007 to 2012 remain subject to examination by the PRC tax authorities as of December 31, 2012.

EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE DEFINED CONTRIBUTION PLAN
EMPLOYEE DEFINED CONTRIBUTION PLAN

13. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full-time employees of the Company’s subsidiaries and its Consolidated Affiliated Entities in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries and Consolidated Affiliated Entities of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amount for such employee benefits which are expensed as incurred were RMB14,969, RMB25,191 and RMB56,999 (US$9,149) for the years ended December 31, 2010, 2011 and 2012, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases, including rent holidays of 1 to 6 months. The Group’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of 1 to 3 months, and no rent escalation clauses, restrictions or contingent rents.

Total office rental expenses under all operating leases were RMB13,342, RMB19,622 and RMB43,257 (US$6,943) for the years ended December 31, 2010, 2011 and 2012, respectively. Future minimum payments under non-cancelable operating leases for office rental consist of the following as of December 31, 2012:

	RMB	US$
2013	78,043	12,527
2014	47,862	7,682
2015	22,125	3,551
2016	2,631	422
2017 and thereafter	—	—

	150,661	24,182

Total bandwidth rental expenses were recorded in cost of revenues (Note 11).

Future minimum payments under non-cancelable operating leases for bandwidth rental consist of the following as of December 31, 2012:

	RMB	US$
2013	312,102	50,096
2014	57,125	9,169
2015	16,993	2,728
2016 and thereafter	—	—

	386,220	61,993

Total licensed copyrights were recorded in intangible assets (Note 6).

Future minimum payments under non-cancelable licensed copyrights consist of the following as of December 31, 2012:

	RMB	US$
2013	312,582	50,173
2014	118,480	19,017
2015 and thereafter	—	—

	431,062	69,190

Litigation, claims and assessments

The Company is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2012. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others.  Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could impact the Company’s future financial results. The Group has accrued RMB5,574 (US$895) in “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2012 and recognized losses of RMB5,316(US$853) for the year ended December 31, 2012.

The Company is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Company does not believe that, as of December 31, 2012, there was at least a reasonable possibility that the Company may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments handed down by the court and out-of-court settlements after December 31, 2012, but related to cases arising on or before December 31, 2012. The Company is in the process of appealing certain judgments for which losses have been accrued. However, the ultimate timing and outcome of pending litigation is inherently uncertain. Therefore, although management considers the likelihood of a material loss for all pending claims, both asserted and unasserted, to be remote, if one or more of these legal matters were resolved against the Company in the same reporting period for amounts in excess of management’s expectations, the Company’s consolidated financial statements of a particular reporting period could be materially adversely affected.

WARRANT LIABILITY	12 Months Ended
Dec. 31, 2012
WARRANT LIABILITY
WARRANT LIABILITY

15. WARRANT LIABILITY

The warrants issued in relation to the long-term debt (Note 10) have been classified as a current liability from the issuance date under ASC subtopic 480, Distinguishing Liabilities from Equity: Overall, as holders are entitled to exercise them into Series C convertible redeemable preferred shares, Series E convertible redeemable preferred shares and Series F convertible redeemable preferred shares at US$0.081128308, US$0.190850707, and US$0.49768225, respectively, which are contingently redeemable upon a deemed liquidation event. Losses of RMB44,268 from the change in fair market value of the warrants were recognized in the consolidated statement of comprehensive loss for the year ended December 31, 2010.

All warrants were exercised on December 8, 2010 at no consideration as a result of a concession by the Company to induce exercise and 12,452,848 Class A ordinary shares were issued to the holders of the warrants. The fair value of the warrants as of December 8, 2010 was equal to the fair value of the equivalent number of the Company’s ordinary shares, which was measured at the IPO price of US$0.7111 per share.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

16. CONVERTIBLE REDEEMABLE PREFERRED SHARES

On November 4, 2005, the Company issued the first batch of 60,000,000 Series A convertible redeemable preferred shares with a conversion price of US$0.05 per share to third-party investors (“Series A Investors”) in exchange for total consideration of US$3,000. Simultaneous with the Company’s issuance of Series A preferred shares, the Company issued call options to the Series A Investors which allowed each Series A Investors to purchase additional Series A convertible redeemable preferred shares with an aggregate exercise price of US$1,500 and the Company’s ordinary shares with an aggregate exercise price of US$1,500. In addition, the Series A Investors granted a put option to the Company which allowed the Company to request the Series A Investors to purchase additional Series A convertible redeemable preferred shares with an aggregate exercise price of US$1,500. On January 18, 2007, the Company issued an additional 22,500,000 Series A Preferred Shares at nil consideration. Concurrently, the Company and the Series A Investors also agreed to cancel the put and call options and effectively adjusted the conversion for all Series A convertible redeemable preferred shares to US$0.03636 per share.

On January 18, 2007, the Company issued 165,825,000 Series B convertible redeemable preferred shares with a conversion price of US$0.03636 per share to third-party investors in exchange for total consideration of US$6,030. Simultaneously with the Company’s issuance of Series B convertible redeemable preferred shares, the Company granted a contingent purchase right to the investors of Series B convertible redeemable preferred shares (“Series B Investors”) which allowed the Series B Investors to purchase additional Series B convertible redeemable preferred shares. On July 27, 2007, the Company issued an additional 112,875,000 Series B convertible redeemable preferred shares for an aggregate purchase price of US$6,020 upon the exercise of the right.

On November 20, 2007, the Company issued 308,770,154 Series C convertible redeemable preferred shares with a conversion price of US$0.08113 per share to third-party investors in exchange for total consideration of US$25,050.

On June 20, 2008, the Company issued 209,737,212 Series D convertible redeemable preferred shares with a conversion price of US$0.14304 per share to third-party investors in exchange for total consideration of US$30,000.

On November 25, 2009, the Company issued 209,849,890 Series E convertible redeemable preferred shares with a conversion price of US$0.19085 per share to third-party investors in exchange for total consideration of US$40,050.

On September 9, 2010, the Company issued 100,465,709 Series F convertible redeemable preferred shares with a conversion price of US$0.49768 per share to third-party investors in exchange for total consideration of US$50,000.

The significant terms of Series A, Series B, Series C, Series D, Series E and Series F convertible redeemable preferred shares (collectively, the “Preferred Shares”) are summarized below:

Voting

Each holder of Preferred Shares is entitled to the number of votes equal to the number of shares of ordinary shares into which such holder’s Preferred Shares could be converted and having voting rights and powers equal to the voting rights and powers of the ordinary shares.

Dividends

Each holder of Preferred Shares is entitled to receive dividends when and if declared by the Board of Directors of the Company.

Ranking

Pursuant to the Preferred Shares agreement, the holders of Preferred Shares rank, as to dividends and upon liquidation, senior and prior to the ordinary shares issued by the Company.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company or any deemed liquidation event (e.g., change in control) as defined in the Preferred Shares agreements, each holder of Preferred Shares is entitled to receive, prior to and in preference to holders of ordinary shares, an amount equal to the original issuance price plus any declared and unpaid dividends. If at the time of any liquidation event, the liquidation proceeds are either greater or lesser than the entire assets and funds of the Company legally available for distribution amongst the holder of Preferred Shares and holders of ordinary shares, the assets and funds of the Company shall be distributed ratably amongst the holders of Preferred Shares first. After distribution in full to the holders of Preferred Shares, the remaining assets and funds of the Company available for distribution shall be distributed ratably amongst the holders of ordinary shares.

Conversion Rights

All Preferred Shares can be converted into ordinary shares as determined by the applicable original issue price divided by the applicable conversion price in effect at the time of conversion.

The holders of Preferred Shares shall have the following conversion rights:

a.  Upon a Qualified Public Offering, as defined in the Preferred Shares agreement:

1) for the period from November 4, 2005 to November 20, 2007, if the offering price per share is not at least 200% of the original purchase price, and the conversion price of Series A and B convertible redeemable preferred shares are adjusted such that each preferred share is convertible into that number of ordinary shares equal to 200% of the original purchase price divided by the offering price per share of such public offering for each Series A and B convertible redeemable preferred shares;

2) for the period from November 20, 2007 to June 20, 2008, if the offering price per share is not at least 300% of each original purchase price of Series A, B and C, each conversion price of series A, B and C convertible redeemable preferred shares are adjusted such that each preferred share is convertible into that number of ordinary shares equal to 300% of the original purchase price divided by the offering price per share of such public offering, for each Series A, B and C convertible redeemable preferred shares; and

3) beginning June 20, 2008 and thereafter, the conversion price adjustment conditions were removed and no such term exists for the Preferred Shares.

b.         If the Company issues new equity securities for consideration per share less than the conversion price for any series of Preferred Shares, then the conversion price shall be reduced to the consideration per share received by the Company.

c.          All of the Preferred Shares shall automatically be converted into ordinary shares at the then- effective conversion price of each issuance (i.e., conversion price as adjusted for any triggering event described in b. above) upon the closing of a Qualified Public Offering, as defined in the Preferred Shares agreements.

Redemption

There is no redemption term in the Preferred Shares, except all Preferred Shares are redeemable upon a liquidation event, which includes deemed liquidation events (e.g., change in control) as defined in the Preferred Shares agreement.

Registration Rights

The Preferred Shares also contain registration rights which allow each holder of the Preferred Shares to demand the Company to file a registration statement covering the offer and sale of the securities at any time after a qualified public offering. The Company is required to use its best efforts to effect the registration if requested, but there is no requirement to pay any consideration in the event registration is not successful.

Accounting for the Convertible Redeemable Preferred Shares

The Preferred Shares have been classified as mezzanine equity as they are redeemable upon a liquidation event, including a deemed liquidation event (e.g., change in control) as noted above.

The holders of the Preferred Shares for all series have the ability to convert the shares into the Company’s ordinary shares. The conversion option did not require bifurcation because it did not meet the net settlement criterion to be considered a derivative as the underlying ordinary shares are not publicly traded nor readily convertible into cash.

No beneficial conversion feature was recognized for the Preferred Shares as the fair value per ordinary share at each issuance date was less than the most favorable conversion price for each issuance.

Upon completion of the IPO in December 2010, each convertible redeemable preferred share automatically converted into either one Class A or Class B ordinary share. The numbers of Class A and Class B shares that have been issued upon conversion of all the Preferred Shares were 895,261,758 and 294,761,207, respectively.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES

17. ORDINARY SHARES

Upon completion of the IPO in December 2010, the authorized share capital of the Company was US$100 divided into 9,340,238,793 Class A ordinary shares of par value US$0.00001 each and 659,761,207 Class B ordinary shares of par value US$0.00001 each. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to three votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder, such Class B ordinary shares shall be automatically and immediately converted into the equal number of Class A ordinary shares. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.

Upon completion of the IPO in December 2010, 328,047,390 Class A ordinary shares were issued and 1,202,475,813 convertible redeemable preferred shares were automatically converted into either Class A or Class B ordinary shares, amongst which 12,452,848 Class A ordinary shares were issued to the holders of the warrants.

Upon completion of the secondary offering in May 2011, 151,380,000 Class A ordinary shares were issued.

In connection with the acquisition of Trade Lead and Tianshi on January 6, 2012 and the merger of Tudou and Two Merger Sub Inc. on August 23, 2012, 6,202,179 Class A ordinary shares and 834,109,274 Class A ordinary shares were issued, respectively. The Company has withheld on the acquisition date and will issue 4,495,014 Youku Class A ordinary shares to Mr. Gary Wang, when he fully discharges all obligations owed to his ex-wife pursuant to the court ruling in June 2011 which obligates Mr. Wang to pay an additional cash amount to his ex-wife within two years of Tudou’s initial public offering or by August 23, 2013 in addition to amounts already paid before June 2012. The fair value of the 4,495,014 Youku Class A ordinary shares issuable to Mr. Wang was part of the consideration transferred to effect the Merger and recorded as an increase to additional paid in capital.

As of December 31, 2012, there were 2,286,643,502 and 659,561,893 Class A and Class B ordinary shares outstanding, respectively.

ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS	12 Months Ended
Dec. 31, 2012
ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS
ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS

18. ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the Regulations on Enterprises with Foreign Investment of China and its Articles of Association, the Company’s subsidiaries, being a foreign-invested enterprise established in the PRC, is required to provide for certain statutory reserves, namely the general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from net profit as reported in its PRC statutory accounts. Each of the Company’s subsidiaries is required to allocate at least 10% of its after-tax profits to the general reserve fund until such fund has reached 50% of its registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the Company’s subsidiaries.

In accordance with the China Company Laws, the Company’s Consolidated Affiliated Entities must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. The Company’s Consolidated Affiliated Entities are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital. Appropriation to discretionary surplus is made at the discretion of the Company’s Consolidated Affiliated Entities.

The general reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. The staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they available for distribution except under liquidation.

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiaries and Consolidated Affiliated Entities with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-up capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the Consolidated Affiliated Entities in which the Company has no legal ownership, totaling RMB755,771 and RMB3,289,006 (US$527,922) as of December 31, 2011 and 2012, respectively.

LOSS PER SHARE	12 Months Ended
Dec. 31, 2012
LOSS PER SHARE
LOSS PER SHARE

19. LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Loss per share — basic:
Numerator:
Allocation of undistributed losses	(35,973)	(168,711)	(115,135)	(56,969)	(306,819)	(49,248)	(117,184)	(18,809)
Denominator:
Weighted-average ordinary shares outstanding	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Denominator used for loss per share	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Loss per share — basic	(0.44)	(0.44)	(0.09)	(0.09)	(0.18)	(0.03)	(0.18)	(0.03)
Loss per share — diluted:
Numerator:
Allocation of undistributed losses for diluted	(35,973)	(168,711)	(115,135)	(56,969)	(306,819)	(49,248)	(117,184)	(18,809)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(168,711)	—	(56,969)	—	(117,184)	(18,809)	—	—
Allocation of undistributed losses	(204,684)	(168,711)	(172,104)	(56,969)	(424,003)	(68,057)	(117,184)	(18,809)
Denominator:
Weighted-average ordinary shares outstanding	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Conversion of Class B to Class A ordinary shares	384,381,558	—	659,693,189	—	659,561,893	659,561,893	—	—
Denominator used for loss per share	466,340,541	384,381,558	1,992,923,515	659,693,189	2,386,474,188	2,386,474,188	659,561,893	659,561,893
Loss per share — diluted	(0.44)	(0.44)	(0.09)	(0.09)	(0.18)	(0.03)	(0.18)	(0.03)

The effects of stock options, convertible preferred shares, and warrants have been excluded from the computation of diluted loss per share for the year ended December 31, 2010 as their effects would be anti-dilutive. The effects of stock options and nonvested restricted stock units have been excluded from the computation of diluted loss per share for the years ended December 31, 2011 and 2012 as their effects would be anti-dilutive.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

In December 2005, the Company adopted the 2006 Option Plan (the “2006 Plan”). The 2006 Plan provides for the granting of share options to employees, officers, directors, advisors or consultants of the Company. These options were granted with exercise prices denominated in U.S. dollars, which is the functional currency of the Company. The Company has reserved 140,441,231 ordinary shares for issuance under the 2006 Plan. The maximum term of any issued stock option is ten years from the grant date. These awards vest over a four-year schedule for employees, officers, and directors as stated below:

(1)                                                      One-sixth of the options shall be vested upon the first anniversary of the grant date;

(2)                                                      One-twelfth of the options shall be vested upon the last day of each three-month period of the second and third year after the grant date; and

(3)                                                      One-twenty fourth of the options shall be vested upon the last day of each three-month period of the fourth year after the grant date.

In November 2010, the Company adopted the 2010 Share Incentive Plan (the “2010 Plan”) which was approved by the Board of Directors. The 2010 Plan permits the grant of options to purchase the Company’s Class A ordinary shares, restricted shares and restricted share units as deemed appropriate by the administrator under the 2010 Plan. The maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under the 2010 Plan is 100,000,000 shares. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest over a four-year schedule. The maximum term of any issued stock option is ten years from the grant date.

In September 2012, the Company amended and restated the 2010 Plan with the Youku Tudou Inc. Share Incentive Plan (the “Youku Tudou Plan”). The major changes made to the 2010 plan are to change the name of the plan and to increase the number of Class A ordinary shares available for issuance under the plan by 100,799,784 shares, which represent the number of reserved but unissued shares under Tudou’s 2010 Share Incentive Plan (the Tudou Plan”), as adjusted to give effect to the Merger which resulted in Tudou becoming a wholly-owned subsidiary of the Company as of August 23, 2012. Meanwhile, the Tudou Plan was amended and restated with the Amended and Restated Tudou Holdings Limited 2010 Share Incentive Plan (the “Amended Tudou Plan”) to, among other things, decrease the total number of reserved shares under the Tudou Plan by 100,799,784 shares. The Tudou Plan has been cancelled and assumed by the Company upon the closing of the Merger as of August 23, 2012. The maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under the Youku Tudou Plan is 200,799,784 shares. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest over a four-year schedule as stated below:

(1)                                 One-sixth of the options shall be vested upon the first anniversary of the grant date;

(2)                                 One-twelfth of the options shall be vested upon the last day of each three-month period of the second and third year after the grant date; and

(3)                                 One-twenty fourth of the options shall be vested upon the last day of each three-month period of the fourth year after the grant date.

Or:

(1)                                 One-fourth of the options shall be vested upon the first anniversary of the grant date; and

(2)                                 One-sixteenth of the options shall be vested upon the last day of each three-month period of the second, third and fourth year after the grant date.

The maximum term of any issued stock option is ten years from the grant date. In accordance with ASC 718-10, all share-based payments to employees are measured in the consolidated financial statements based on their grant-date fair values. Compensation expense is recognized on a straight-line basis, net of estimated forfeitures over the requisite service period with a graded vesting schedule.

Stock options

The following table summarizes the stock option activity under the 2006 Plan and Youku Tudou Plan for the year ended December 31, 2012:

Stock options	Number of shares	Weighted- average exercise price (US$)	Weighted- average grant-date fair value (US$)	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding, January 1, 2012	126,194,004	0.1842	0.1093
Granted	7,933,122	1.0389	0.5508
Granted as replacement awards to Tudou option holders upon Merger	57,291,678	0.4443	0.6366
Exercised	(41,815,008)	0.0874	0.0522
Forfeited	(4,842,828)	0.4508	0.3458
Outstanding, December 31, 2012	144,760,968	0.3530	0.3507	5.94	96,544

Vested and expected to vest at December 31, 2012	140,297,934	0.3449	0.3448	5.87	94,714

Exercisable at December 31, 2012	96,761,772	0.2322	0.2949	5.04	75,769

Pursuant to the Merger on August 23, 2012, the Company issued replacement awards to Tudou option holders (Note 3). Each of Tudou’s stock options outstanding immediately prior to the effective time of the Merger has been cancelled in exchange for the right to receive 7.177 stock options of Youku and the exercise price of each replacement award was also adjusted accordingly. In the Merger, Youku exchanges its share-based payment awards for awards held by employees of Tudou, and the replacement award continues to have, and is subject to, the same terms and conditions applicable to Tudou’s option immediately prior to the Merger. The total incremental share based compensation expense relating to post-combination service was RMB78,063 (US$12,530), with RMB12,487 (US$2,004) recognized as additional share based compensation cost for the year ended December 31, 2012 and RMB65,576 (US$10,526) to be recognized over the remaining vesting period of 2.78 years.

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary shares as of December 31, 2012 and the exercise price of the options. Forfeitures are estimated at the time of grant based upon the Company’s historical and expected forfeitures for stock options granted and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. To the extent actual forfeitures is different from the Company’s estimate, actual share based compensation costs related to these awards may be different from the expectation.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2011, and 2012 was US$0.2139, US$0.7350, and US$0.5508, respectively.

Total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was US$411, US$7,141 and US$46,421, respectively.

Total fair value of options vested during the years ended December 31, 2010, 2011 and 2012 was US$810, US$3,249 and US$4,836, respectively.

As of December 31, 2012, there was RMB114,494 (US$18,378) of unrecognized share-based compensation cost related to stock options, which are expected to be recognized over a weighted-average vesting period of 2.80 years. To the extent the actual forfeiture rate is different from the Company’s estimate, actual share-based compensation related to these awards may be different from the expectation.

The binomial option pricing model is used to determine the fair value of the stock options granted to employees. The binomial model requires the input of highly subjective assumptions, including the expected stock price volatility and the sub-optimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table presents the assumptions used to estimate the fair values of the stock options granted in the years presented:

	2010	2011	2012
Risk-free interest rate	2.652 to 3.86%	2.23%	2.16%
Dividend yield	—	—	—
Expected volatility range	60.70 to 63.00%	55.80%	52.00%
Sub-optimal early exercise factor	2 times	2 times	2-3 times

Non-vested restricted stock units

The fair value of each non-vested restricted stock unit is based on the fair market value of the underlying ordinary shares on the date of grant.

A summary of non-vested restricted stock unit activity under the Youku Tudou Plan for the year ended December 31, 2012 is presented below:

Non-vested restricted stock units	Number of non-vested restricted stock units	Weighted average grant-date fair value (US$)
Non-vested, January 1, 2012	27,229,086	1.4258
Granted	22,340,016	1.1603
Forfeited	(9,081,702)	1.4587
Vested	(580,320)	1.3448
Non-vested, December 31, 2012	39,907,080	1.2708

As of December 31, 2012, there was RMB287,776 (US$46,191) of unrecognized share-based compensation cost related to restricted stock units, which are expected to be recognized over a weighted-average vesting period of 2.91 years. To the extent the actual forfeiture rate is different from the Company’s estimates, actual share-based compensation related to these awards may be different from the expectation.

Total compensation costs recognized for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	918	3,894	12,751	2,047
Product development	3,049	12,233	26,157	4,198
Sales and marketing	5,954	14,196	28,741	4,613
General and administrative	2,069	17,171	50,569	8,117

Total	11,990	47,494	118,218	18,975

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

Starting in the year ended December 31, 2010, the Company entered into copyright license agreements with Trade Lead and Tianshi, entities related via the shareholdings of a principal shareholder of the Company, Chengwei Partners, L.P., Chengwei Ventures Evergreen Fund, L.P and Chengwei Ventures Evergreen Advisors Fund, LLC, collectively referred to as Chengwei Funds, who is also a principal shareholder of Trade Lead and Tianshi. For the years ended December 31, 2010 and 2011, the Company paid RMB17,092 and RMB114,511, respectively, to Trade Lead to purchase licensed copyrights. In addition, the Company also entered into sublicensing agreements with Trade Lead and Tianshi and recognized sublicensing revenues of RMB5,594 and RMB768 in “net revenues” included in the consolidated statement of comprehensive loss for the years ended December 31, 2010 and 2011.

In September 2011, the Company acquired a 5% equity interest in Trade Lead and Tianshi for RMB1,707 in cash, previously held on deposit by Trade Lead. The balances due from/to between the Group, Trade Lead and Tianshi as of December 31, 2011 are included in the consolidated balance sheets as “amounts due from/to related party”, which represents the prepayments and payables to related party for purchase of licensed copyrights.

On January 6, 2012, the Company completed the acquisition of the remaining 95% equity interest in Trade Lead and Tianshi. As a result, the Company owns 100% equity interest in Trade Lead and Tianshi (Note 3).

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

22. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Balance Sheets

		As of December 31,
	Notes	2011	2012	2012
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		1,925,447	831,208	133,418
Short-term investments		1,400,858	2,049,977	329,044
Intangible assets, net		6,654	11,460	1,839
Due from subsidiaries		407,362	785,441	126,071
Prepayments and other assets		3,901	5,008	804

Total current assets		3,744,222	3,683,094	591,176
Non-current assets:
Property and equipment, net		44	7	1
Intangible assets, net		10,841	10,869	1,744
Prepayments and other assets		—	21	3
Amounts due from related party		32,675	—	—
Long-term investment in related party		1,707	—	—
Long-term investment in subsidiaries		436,773	5,684,349	912,402

Total non-current assets		482,040	5,695,246	914,150

TOTAL ASSETS		4,226,262	9,378,340	1,505,326

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable		3,102	8,455	1,357
Accrued expenses and other liabilities		1,419	5,571	893
Current portion of long-term debt	10	9,182	7,441	1,194

Total current liabilities		13,703	21,467	3,444
Non-current liabilities:
Long-term debt	10	7,382	—	—

Total non-current liabilities		7,382	—	—

Total liabilities		21,085	21,467	3,444

Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value, 9,340,238,793 authorized, 1,395,435,339 and 2,286,643,502 issued and outstanding as of December 31, 2011 and 2012, respectively)	17	93	149	24
Class B ordinary shares (US$0.00001 par value, 659,761,207 authorized, 659,561,893 and 659,561,893 issued and outstanding as of December 31, 2011 and 2012, respectively)	17	49	49	8
Additional paid-in capital		5,185,257	10,768,204	1,728,416
Accumulated other comprehensive loss		(108,578)	(115,882)	(18,600)
Accumulated deficit		(871,644)	(1,295,647)	(207,966)

Total shareholders’ equity		4,205,177	9,356,873	1,501,882

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		4,226,262	9,378,340	1,505,326

Statements of Comprehensive Loss

		Years ended December 31
	Notes	2010	2011	2012	2012
		RMB	RMB	RMB	US$
Net revenues		—	—	—	—

Cost of revenues		(94)	(150)	(66)	(11)
Gross loss		(94)	(150)	(66)	(11)
Operating expenses:
Product development		(108)	(119)	(37)	(6)
Sales and marketing		(54)	(40)	(330)	(53)
General and administrative		(1,920)	(6,634)	(34,396)	(5,521)
Total operating expenses		(2,082)	(6,793)	(34,763)	(5,580)
Loss from operations		(2,176)	(6,943)	(34,829)	(5,591)
Interest income		8	19,970	38,537	6,186
Interest expenses	10	(7,440)	(6,825)	(3,534)	(567)
Equity in losses of subsidiaries		(150,808)	(181,749)	(426,907)	(68,524)
Others, net		—	3,443	2,730	439
Change in fair value of warrant liability	15	(44,268)	—	—	—
Loss before income taxes		(204,684)	(172,104)	(424,003)	(68,057)
Income taxes		—	—	—	—
Net loss		(204,684)	(172,104)	(424,003)	(68,057)

Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment		(11,094)	(94,225)	(7,304)	(1,173)
Comprehensive loss attributable to ordinary shareholders		(215,778)	(266,329)	(431,307)	(69,230)

Statements of Cash Flows

	Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net loss	(204,684)	(172,104)	(424,003)	(68,057)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in losses of subsidiaries	150,808	181,749	426,907	68,524
Amortization of long-term debt discounts	2,504	3,496	1,928	309
Gain from remeasurement of previously held investment in acquired subsidiary (Note 3)	—	—	(3,344)	(537)
Other reconciling items	128	173	95	15
Change in fair value of warrant liability	44,268	—	—	—
Changes in operating assets and liabilities:
Prepayments and other assets	160	(7,258)	(8,209)	(1,318)
Accrued expenses and other liabilities	55	108	1,990	320

Net cash provided by (used in) operating activities:	(6,761)	6,164	(4,636)	(744)
Cash flows from investing activities
Acquisition of property and equipment	(63)	—	—	—
Acquisition of intangible assets from related party	(8,704)	(32,675)	—	—
Acquisition of intangible assets	(3,262)	(12,909)	(26,175)	(4,201)
Equity investment	(138,031)	(494,281)	(78,869)	(12,659)
Deposit for acquisition of equity interests in related party	(1,707)	—	—	—
Proceeds received from maturity of short-term investments	—	1,134,162	2,826,023	453,608
Short-term investments placed with financial institutions	—	(2,531,979)	(3,476,711)	(558,051)
Loan to subsidiary	(262,700)	(77,677)	(338,665)	(54,360)

Net cash used in investing activities	(414,467)	(2,015,359)	(1,094,397)	(175,663)

Cash flows from financing activities:
Proceeds from issuance of Series F Preferred Shares	334,985	—	—	—
Exercise of employee stock options	165	4,647	22,485	3,609
Drawdown of long-term debt	33,875	—	—	—
Principal repayments on long-term debt	(26,620)	(27,107)	(11,145)	(1,789)
Payment of convertible redeemable preferred shares issuance costs	(13,259)	—	—	—
Proceeds from IPO and secondary offering activity, net of issuance costs	1,435,237	2,512,969	—	—
Debt commitment fee paid	(136)	—	—	—
Net cash provided by financing activities	1,764,247	2,490,509	11,340	1,820
Effect of exchange rate changes on cash and cash equivalents	(11,094)	(94,211)	(6,546)	(1,051)

Net increase in cash and cash equivalents	1,331,925	387,103	(1,094,239)	(175,638)
Cash and cash equivalents at beginning of the year	206,419	1,538,344	1,925,447	309,056

Cash and cash equivalents at end of the year	1,538,344	1,925,447	831,208	133,418

Supplemental disclosures of cash flow information:
Non-cash consideration paid for business acquisitions	—	—	5,497,219	882,365

(a) Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their loss as “Equity in losses of subsidiaries” on the statements of comprehensive loss.

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 18). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (Notes 10 and 14).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation

Principles of consolidation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and Consolidated Affiliated Entities in which it has a controlling financial interest. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the Consolidated Affiliated Entities through its rights to all the residual benefits of the Consolidated Affiliated Entities and its obligation to fund losses of the Consolidated Affiliated Entities then the entity is consolidated. All significant intercompany balances and transactions between the Company, its subsidiaries and Consolidated Affiliated Entities have been eliminated in consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowance, amortization of intangible assets and capitalized content costs, recoverability and useful lives of long-lived assets, consumption patterns for licensed copyrights and user generated content, recoverability of the carrying values of goodwill and indefinite lived intangible assets, fair values of stock options to purchase the Company’s ordinary shares, forfeiture rates for options and restricted stock (units) granted, allocation of purchase price to identifiable assets and liabilities acquired in business combinations, accrual of sales commissions to third-party advertising agencies, deferred tax valuation allowance and income tax uncertainties, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Convenience translation

Convenience translation

Translations of amounts from Renminbi (“RMB”) into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company’s functional currency is the US$. The Company’s subsidiaries and Consolidated Affiliated Entities determined their functional currencies based on the criteria of ASC subtopic 830-10, Foreign Currency Matters: Overall. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity. The Company uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. The foreign exchange losses included in the consolidated statements of comprehensive loss for the years ended December 31, 2010, 2011 and 2012 were RMB7, RMB5,949 and RMB2,619 (US$420), respectively.

Fair value measurements

Fair value measurements

Financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due to/from related party, accounts payable and long-term debt. The carrying values of these financial instruments, other than long-term debt, approximate their fair values due to their short-term maturities. The carrying value of long-term debt also approximates its fair value as it is due for repayment in 2013.

ASC 820, Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company has no assets or liabilities measured at fair value on a recurring or non-recurring basis using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2012, respectively.

Cash and cash equivalents and short-term investments

Cash and cash equivalents and short-term investments

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. All highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents. All highly liquid investments with original maturities greater than three months, but less than twelve months, are classified as short-term investments which approximate their fair value.

During the years ended December 31, 2010, 2011 and 2012, the Company recorded interest income from short-term investments of RMB337, RMB15,535 and RMB 33,253 (US$5,337) in the consolidated statements of comprehensive loss, respectively.

The short-term investments balance was RMB1,400,858 and RMB2,110,073 (US$338,690) as of December 31, 2011 and 2012.

Restricted cash

Restricted cash

Restricted cash is restricted as to usage based on contracts entered into with third parties. The restricted cash balance was nil and RMB9,003 (US$1,445) as of December 31, 2011 and 2012.

Accounts receivable

Accounts receivable

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property and equipment

Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Office computer equipment	3 years
Office furniture and equipment	3 years
Software	3 years
Servers and network equipment	3 years
Motor vehicles	5 years

Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the lease terms.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of the assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when ready for their intended use.

Long term investment

Long term investment

As of December 31, 2011, long term investment relates to a 5% equity investment in Trade Lead and Tianshi, privately-held companies. Since Youku did not have significant influence over the equity investment as of December 31, 2011, the cost method of accounting was used. In January 2012, Youku purchased the remaining 95% of equity interest of Trade Lead and Tianshi (Note 3).

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Capitalized content production costs

Capitalized content production costs

The Company contracts for the production of, and self produces, short films to exhibit on its websites. Capitalized content production costs (which include direct production costs, production overhead and acquisition costs) are stated at the lower of unamortized cost or estimated fair value.

Cash outflows for capitalized content production costs are presented as cash flows from operating activities in accordance with ASC 926-230-45, Entertainment—Films, Other Presentation Matters. The prior year comparative cash flow statements have been corrected to be comparative to the current year presentation.

Non-episodic film costs

The Company amortizes production costs using the individual-film-forecast-computation method, which amortizes such costs in the same ratio that current period actual revenue (numerator) bears to estimated remaining unrecognized ultimate revenue as of the beginning of the fiscal year (denominator).

The Company estimates total revenues to be earned (“ultimate revenues”) throughout the life of a film. Ultimate revenue estimates for the produced films are periodically reviewed and adjustments, if any, will result in changes to amortization rates. Estimates used in calculating the fair value of the self-produced content are based upon assumptions about future demand and market conditions.

Non-episodic film costs are only capitalized when the revenue stream related to the produced videos is determinable either through specific advertising contracts or other circumstances whereby revenue can be determined to be associated with the specific video and the ultimate revenue can be reasonably estimated.

Episodic film costs

Due to the uncertainty of making reliable estimates, for episodic films, estimates of ultimate revenues are limited to the amount of revenue contracted for each episode. Accordingly, production costs incurred in excess of the amount of revenue contracted for each episode are expensed as incurred on an episode-by-episode basis.

The Company amortizes such costs for each episode in the same ratio that current period actual revenue (numerator) bears to estimated remaining unrecognized ultimate revenue as of the beginning of the current period (denominator) which is related to each episode

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles — Goodwill and Other — Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Company determines its reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where segment management regularly reviews the operating results of that component. Prior to the acquisitions (Note 3), the Company had one reporting unit because no discrete financial information was available below the consolidated level. Subsequent to the acquisitions of Trade Lead (including Tianshi) and Tudou, the Company continues to have one reporting unit at the Group level as the operating results of Trade Lead (including Tianshi) and Tudou are not regularly reviewed by segment management.

Goodwill is tested for impairment on October 1 in each year. We adopted ASU No. 2012- 02, Intangibles — Goodwill and Other (Topic 350), Goodwill for Impairment, pursuant to which we can elect to perform a qualitative assessment to determine whether the two-step impairment testing of goodwill is necessary. In 2012, we elected to use the two-step process required by ASC 350-20 to perform the annual impairment test. First, the Company reviews the carrying amount of the reporting unit compared to the fair value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The Company determines the implied fair value of goodwill by deducting the fair values of identifiable assets and liabilities from the fair value of the reporting unit. The fair value of identifiable assets and liabilities are determined using the discounted cash flow analysis. Such analysis is based on cash flow assumptions that are consistent with the plans and estimates being used to manage the business. If the implied fair value of the reporting unit goodwill is lower than it carrying amount, goodwill of the reporting unit is impaired and is written down to its implied fair value. There has been no impairment of goodwill in any of the years presented.

Intangible assets

Licensed copyrights relate to titles to movies, television series and other video content acquired from external parties. Licensed copyrights are amortized using an accelerated method based on consumption patterns. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised, if necessary. The amortization of licensed video content other than movies and television series is on a straight-line basis, as the consumption pattern based on historical viewing data supports this method.

The advertising license is amortized using the straight-line method over the remaining term of the license.

The intangible assets acquired in the Merger, namely technology, customer relationships, non-compete agreement, user generated content, licensed copyrights and domain name, trademark and online video license, are recognized and measured at the fair value as of the acquisition date.

The technology and customer relationships are amortized using the straight-line method over the estimated useful life. The non-compete agreement is amortized using the straight-line method over the contractual period. The user generated content is amortized using an accelerated method over the estimated useful life, which is expected to be two years.

As of December 31, 2012, intangible assets have weighted-average useful lives as follows:

Licensed copyrights	2.56 years
Advertising license	28 years
Technology	5 years
Non-compete agreement	3 years
Customer relationships	5 years
User generated content	2 years
Domain name, trademark and online video license	indefinite

Intangible assets with definite useful lives are carried at cost less accumulated amortization.

Domain name, trademark and online video license may be renewed indefinitely at little cost and the Company intends to renew the domain name, trademark and online video license indefinitely. Intangible assets with an indefinite useful life are not amortized, instead, they are tested for impairment annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the assets are impaired. The Company assess indefinite-lived intangible assets for impairment in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles — Goodwill and Other — General Intangibles Other than Goodwill on October 1 of each year. The Company early adopted ASU No. 2012- 02, Intangibles — Goodwill and Other (Topic 350), Testing Indefinite-Lived Intangible Assets for Impairment in 2012 and first performs a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. If it is more likely than not the fair value of such an asset exceeds its carrying value, the Company would not need to calculate the fair value of the asset that year. However, if the Company concludes otherwise, a quantitative impairment test is performed. The quantitative impairment test consists of calculating the fair value of the asset and comparing it to the carrying amount. If the carrying amount exceeds its fair value, an impairment loss equal to that excess will be recognized. There has been no impairment charges realized on the Company’s indefinite-lived intangible assets in any of the years presented.

Impairment of Long-Lived Assets Other Than Goodwill

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or acquired intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of an asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from the eventual disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying value of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of its carrying value or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Revenue recognition

Revenue recognition

The Group’s revenues are derived principally from online advertising services. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the related fee is reasonably assured under ASC subtopic 605-10, Revenue Recognition: Overall.

Revenue from online advertising services

Advertising contracts are signed to establish the fixed contract price and advertising services to be provided. Pursuant to the advertising contracts, the Group provides advertisement placements on its web pages in different formats, including but not limited to video, banners, links, logos and buttons. The Group makes a credit assessment of the customer to assess the collectability of the contract price prior to entering into contracts. For those contracts for which the collectability was assessed as not reasonably assured, the Group recognizes revenue only when the cash is received and all other revenue recognition criteria are met. For contracts where the Group provides customers with marketing services that contain multiple deliverables (e.g., advertisements in different formats to be delivered over different periods of time), the Group recognizes revenue pursuant to ASC subtopic 605-25, Revenue Recognition: Multiple-Element Arrangements, as amended by Accounting Standards Update No. 2009-13 (“ASU 2009-13”), Multiple-Deliverable Revenue Arrangements, which was adopted by the Company on January 1, 2011. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method. The Group limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future undelivered items. Due to the nature of the Group’s advertisement arrangements, wherein revenue is contingent upon the delivery of undelivered items, revenue is recognized ratably over the performance period of the last deliverable in the arrangement. Revenue is deferred when non-refundable payments are received from customers prior to satisfaction of revenue recognition criteria discussed above.

Revenue from sub-licensing

The Group also generates revenues from sub-licensing content licensed from third party vendors. The exclusive licensing agreement the Group enters into with the vendors has a definitive license period and gives the Group rights to sublicense these contents to other third parties. The Group enters into a non-exclusive sub-license agreement with a sub-licensee for a period that falls within the original exclusive license period. The Company receives a fixed amount of the sub-license fee upfront under the sub-licensing arrangements and does not have any future obligation once it has provided the underlying disk to the sub-licensee (which is provided at or before the beginning of the sub-license period). In accordance with ASC subtopic 926-605, Entertainment-Films, Revenue Recognition, the Group recognizes the amount of the sub-license fee as revenue at the beginning of the sub-license period only when the Company meets all the following criteria: persuasive evidence of a sub-licensing arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sub-license period of the arrangement has begun and the customer can begin its exploitation, exhibition, or sale, the arrangement fee is fixed or determinable and collection of the arrangement fee is reasonably assured. The Group recognized sub-licensing revenues of RMB7,890, RMB31,486 and RMB96,091 (US$15,424) for the years ended December 31, 2010, 2011 and 2012, respectively.

Revenue from mobile value-added services (“MVAS”)

The Group generates revenue from MVAS through partnership agreements with third party mobile network operators. The Group provides video clips to mobile network operators for its mobile phone users. Users pay a monthly subscription fee to the mobile network operator for access to the video channel or pay on a per-clip download basis, and the Group shares the fees collected by the mobile network operator for such services. MVAS revenue is generally recognized when the Group receives monthly statements from the mobile network operators indicating the transaction volume generated by its mobile phone users that are subject to revenue share with the Group. For smaller mobile network operators, the Group defers revenue recognition until cash is received.

Revenues from MVAS represent only the Group’s share of the revenues to be received from the mobile network operators, i.e. recorded on a net basis. The Group is not the primary obligor in the arrangement, nor does it enter into contracts with end customers or has the price setting capabilities, rather the Group provides the content to the mobile network operators in accordance with the operator’s overall strategy and requirements.

Barter transactions

Barter transactions

The Group enters into cross-promotional agreements, which represent advertising-for-advertising barter transactions, and follows ASC subtopic 605-20, Revenue Recognition: Services. Such barter transactions should be recorded at fair value only if such value of the advertising surrendered in the transaction is determinable within reasonable limits. The volume of such transactions was not significant.

The Group enters into nonmonetary transactions to exchange online broadcasting rights of video content with other online video broadcasting companies from time to time. The exchanged content provides rights for each respective party only to broadcast the content received on its own website; though, each party retains the right to continue broadcasting and / or sub-license the rights to the content it surrendered in the exchange. The Group accounts for these nonmonetary exchanges in accordance with ASC 845, Nonmonetary Transactions. The exchange of online broadcasting rights of video content is similar to the exchange of inventory since both parties use the exchanged content in the same line of business to facilitate advertising sales to customers who are not parties to the exchange. As a result, the Group records these nonmonetary exchanges at the carrying values of the broadcasting rights given up, which is nil, with no resulting gain or loss being recognized.

Commissions to third-party advertising agencies

Commissions to third-party advertising agencies

The Group provides cash incentives in the form of commissions to certain third-party advertising agencies based on volume and performance, and accounts for such incentives in accordance with ASC subtopic 605-50-25, Revenue Recognition: Customer Payments and Incentives. The Group accounts for cash consideration given to agencies for which it does not receive a separately identifiable benefit or cannot reasonably estimate fair value as a reduction of revenue. The Group has estimated and recorded commissions to third-party advertising agencies as follows:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Commissions to third-party advertising agencies	86,602	180,644	442,663	71,052

Value-added tax and business tax

Value-added tax and business tax

In November 2011, the PRC Ministry of Finance and the State Administration of Taxation jointly issued two circulars setting out the details of the pilot program for the collection of value added tax in lieu of business tax (“VAT reform program”), which change the charge of sales tax from business tax to value added tax (“VAT”) for certain pilot industries. The pilot VAT reform program initially applied only to the pilot industries in Shanghai, and has been expanded to eight additional regions, including, among others, Beijing in 2012. Entities located in Shanghai and Beijing fall within the scope of the pilot program and have been recognized as VAT general taxpayers since January 1, 2012 and September 1, 2012, respectively, the effective time of the pilot program in each of the regions. Prior to the implementation of the pilot VAT reform program, revenues generated from online advertising services and other services were subject to business tax, surcharges and cultural business construction fee totaling 8.6% of revenues before deduction for commissions to agencies. From the applicable effective time onwards, online advertising services provided by these entities were subject to VAT at a rate of 6% plus 12% surcharges on VAT and 3% cultural business construction fee on revenues derived from online advertising services.

VAT and business tax for the years ended December 31, 2010, 2011 and 2012 of RMB38,472, RMB90,215 and RMB169,283 (US$ 27,172), respectively, were recorded in cost of revenues in the consolidated statements of comprehensive loss (Note 11).

Advertising expenses

Advertising expenses

Advertising expenses, primarily advertisements through media publication are included in “Sales and marketing” and are expensed when incurred. Advertising expense for the years ended December 31, 2010, 2011 and 2012 were RMB15,790, RMB40,290 and RMB42,748 (US$6,862), respectively.

Product development expenses

Product development expenses

Product development expenses consist primarily of personnel-related expenses (including shared-based compensation cost) incurred for the development of, enhancement to, and maintenance of the Group’s websites as well as costs associated with new product development and enhancement. Depreciation expenses and other operating costs are also included in product development expenses. The Group recognizes product development costs as expense when incurred.

Government subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with certain operating conditions, the amounts are recorded as “deferred government grants” (Note 9) when received and will be recorded as operating income when the conditions are met. Government subsidies recognized as other income for the years ended December 31, 2010, 2011 and 2012 was RMB nil, RMB nil and RMB4,426 (US$710), respectively.

Leases

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group had no capital leases for the years ended December 31, 2010, 2011 and 2012.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

The Group applies the provisions of ASC subtopic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group recognizes in its consolidated financial statements the benefit of a tax position if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to changes in individual tax position. Changes in recognition and measurement estimates are recognized in the period which the change occurs.

Loss per share

Loss per share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two-class method. Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the losses are allocated on a proportionate basis.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted-average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the exercise of stock options, warrants and vesting of restricted stock units, using the treasury stock method.

Share-based compensation

Share-based compensation

Options and restricted stock units granted to employees

The Group has accounted for share-based compensation in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall, for share-based payment transactions with employees. Under the fair value recognition provisions of ASC 718-10, share-based compensation costs are measured at the grant date. The Group has elected to recognize share-based compensation costs using the straight-line method over the requisite service period with a graded vesting schedule, provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options and restricted stock units that are vested at that date. ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation costs are recorded net of estimated forfeiture such that expense was recorded only for those options and restricted stock units that are expected to vest.

Options and restricted stock units granted to non-employees

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 718-10 and ASC subtopic 505-50, Equity: Equity-based Payments to Non-Employees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date in which the counterparty’s performance is completed. Options and restricted stock units granted to non-employees were not material to the Company’s consolidated results of operations.

Concentration of risks

Concentration of risks

Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk. As of December 31, 2012, the Group has RMB1,655,857 (US$265,783) in cash and cash equivalents and RMB9,003 (US$1,445) in restricted cash, which is held in cash and demand deposits with several financial institutions in the PRC and Hong Kong. Since the global financial crisis beginning in the third quarter of 2008, the risk of bankruptcy of those banks in which the Group has deposits or investments has increased significantly. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions.

Accounts receivable are typically unsecured and denominated in RMB, derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains an allowance for doubtful accounts and actual losses have generally been within management’s expectations. Top five customers accounted for 36% of gross accounts receivable as of December 31, 2012 (2011: 42%) with 13%, 7%, 7%, 5% and 4%, respectively. For the years ended December 31, 2010, 2011 and 2012, no customer accounted for greater than 10% of net revenues.

Business and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments denominated in U.S. dollars. The functional currency of the Company is the U.S. dollar, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation of RMB against the U.S. dollar was approximately 1.0% in 2012. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

For the years ended December 31, 2010, 2011 and 2012, the net foreign currency translation loss resulting from the translation of the U.S. dollar functional currency to the RMB reporting currency recorded in other comprehensive loss was RMB11,094, RMB94,225 and RMB7,304 (US$1,173), respectively.

Segment reporting

Segment reporting

In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker has been identified as the Chief Executive Officer,   who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss. The Company adopted ASU No. 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income (loss) and other comprehensive loss in the consolidated statements of comprehensive income (loss). Prior years’ comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Comparative information	Comparative information Certain of the prior year comparative figures have been reclassified to conform to the current year’s presentation.
Recent accounting pronouncements

Recent accounting pronouncements

In October 2012, the Emerging Issues Task Force (“EITF”) issued ASU No. 2012- 07, Entertainment — Films (Topic 926), Accounting for Fair Value Information That Arises after the Measurement Date and Its Inclusion in the Impairment Analysis of Unamortized Film Costs. The final consensus removes the rebuttable presumption which stipulated in ASC 926-20, Entertainment — Films, Other Assets — Film Costs, so that only information that is known or knowable by market participants as of the measurement date would be incorporated into the fair value measurement used in that impairment analysis of unamortized film costs. The final consensus is effective for SEC filers for impairment tests performed on or after December 15, 2012. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of significant subsidiaries and Consolidated Affiliated Entities

As of December 31, 2012, the Company’s significant subsidiaries and Consolidated Affiliated Entities were as follows:

	Place of Incorporation	Date of Establishment /Acquisition	Percentage of Ownership	Principal Activities
Subsidiaries:

1Verge Internet Technology (Beijing) Co., Ltd. (“1Verge Internet”)	PRC	November 14, 2005	100%	Provision of general and administrative services to group companies

Jet Brilliant Limited (“Jet Brilliant”)	Hong Kong	Acquired on April 27, 2010	100%	Provision of general and administrative services to group companies

Beijing Jet Brilliant Advertising Co., Ltd. (“Jet Brilliant Beijing”), a wholly-owned subsidiary of Jet Brilliant	PRC	Acquired on April 27, 2010	100%	Advertising agency business

Youku Video (Xi’an) Media Technology Co., Ltd. (“Youku Xi’an”), a wholly-owned subsidiary of Jet Brilliant	PRC	August 1, 2011	100%	Provision of content scrutiny for compliance of content regulations

Trade Lead Investments Ltd. (“Trade Lead”)	BVI	January 6, 2012	100%	Copyright agency services

Tudou Holdings Limited (“Tudou”)	Cayman	Acquired on August 23, 2012	100%	Investment holding

StarCloud Media Co., Ltd.(“StarCloud”), a wholly-owned subsidiary of Tudou	BVI	Acquired on August 23, 2012	100%	Investment holding

Reshuffle Technology (Shanghai) Co., Ltd. (“Reshuffle Technology”), indirectly wholly-owned by StarCloud	PRC	Acquired on August 23, 2012	100%	Technology consulting and administrative services

Chuanxian Technology (Shanghai) Co., Ltd. (“Chuanxian”), indirectly wholly-owned by StarCloud	PRC	September 15, 2011	100%	Technology consulting services

Consolidated Affiliated Entities:

1Verge Information Technology (Beijing) Co., Ltd. (“1Verge Information”)	PRC	February 24, 2006	Nil	Online video sharing and distribution services, online advertising services, mobile value added services

Zhejiang Dongyang Tianshi Media Ltd. (“Tianshi”)	PRC	Acquired on January 6, 2012	Nil	Advertising agency, television production and cultural information consultation

Quan Toodou Network Science and Technology Co., Ltd. (“Quan Toodou”)	PRC	Acquired on August 23, 2012	Nil	Online advertising operations

Shanghai Quan Toodou Cultural Communication Co., Ltd. (“Toodou Cultural”), a wholly-owned subsidiary of Quan Toodou	PRC	Acquired on August 23, 2012	Nil	Advertising production and operations

Schedule of assets and liabilities of Consolidated Affiliated entities

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$

Current	565,584	1,385,485	222,386
Non-current	279,038	1,164,261	186,877
Total assets	844,622	2,549,746	409,263

Current	348,751	1,002,775	160,957
Non-current	—	224,198	35,986
Total liabilities	348,751	1,226,973	196,943

Schedule of financial performance of the Consolidated Affiliated Entities
	Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues	387,097	889,144	1,950,624	313,097
Net income (loss)	(93,664)	81,166	426,618	68,477

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets
Office computer equipment	3 years
Office furniture and equipment	3 years
Software	3 years
Servers and network equipment	3 years
Motor vehicles	5 years

Schedule of weighted-average useful life of intangible assets

As of December 31, 2012, intangible assets have weighted-average useful lives as follows:

Licensed copyrights	2.56 years
Advertising license	28 years
Technology	5 years
Non-compete agreement	3 years
Customer relationships	5 years
User generated content	2 years
Domain name, trademark and online video license	indefinite

Schedule of commissions to third-party advertising agencies
	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Commissions to third-party advertising agencies	86,602	180,644	442,663	71,052

BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Trade Lead and Tianshi
BUSINESS COMBINATIONS
Fair value of assets acquired and liablities assumed on the acquisition date

	RMB	US$
Cash and cash equivalents	53,091	8,522
Tangible assets acquired	88,888	14,268
Intangible assets	6,391	1,026
Goodwill	73,688	11,828
Liabilities assumed	(56,194)	(9,021)
Deferred tax liabilities	(806)	(129)
Total consideration	165,058	26,494

Tudou
BUSINESS COMBINATIONS
Fair value of assets acquired and liablities assumed on the acquisition date

	RMB	US$
Cash and cash equivalents	404,444	64,918
Restricted cash	38,069	6,110
Accounts receivable	274,412	44,046
Property, plant and equipment	93,870	15,067
Intangible assets	1,083,230	173,870
Other assets	47,420	7,613
Short-term loan	(31,544)	(5,063)
Other current liabilities	(445,171)	(71,455)
Deferred tax liabilities	(235,582)	(37,814)
Goodwill	4,181,882	671,238
Total consideration	5,411,030	868,530

Schedule of fair value of the consideration transferred

	RMB	US$

To Tudou shareholders*	5,262,951	844,762
To holders of outstanding Tudou share options**	144,598	23,208
Settlement of pre-existing relationships ***	3,481	560

Total consideration	5,411,030	868,530

* The fair value of Youku shares issuable to Tudou shareholders totaled 838,604,288 Youku Class A ordinary shares, was based on the closing price of US$17.78 of Youku ADS on the New York Stock Exchange (“NYSE”) on August 23, 2012. 834,109,274 Youku Class A ordinary shares have been issued as of December 31, 2012 and the remaining 4,495,014 Youku Class A ordinary shares will be issued to Mr. Gary Wang, the founder and chief executive officer of Tudou, when he fully discharges all obligations he owes to his ex-wife (Note 17).

** Youku issued replacement share options. The portion of the fair-value-based measure of the replacement award amounted to RMB144,598 (US$23,208) was attributable to pre-combination services and included as a component of the consideration to be transferred.

*** As a result of the Merger, amounts receivable from and payable to Tudou were effectively settled, resulting in an increase of RMB3,481 (US$560) to the consideration transferred. No gain or loss was recognized as a result of the settlement of pre-existing relationships between Youku and Tudou.

Schedule of acquired intangible assets

	Valuation Method	RMB	US$	Estimated Remaining Useful Life
Domain name, trademarks and Online video license	Relief from royalty	845,300	135,680	Indefinite
Technology	Relief from royalty	27,900	4,478	Around 5 years
Non-compete agreement	Profit differential	8,200	1,316	Around 3 years
Customer relationships	Cost approach	41,530	6,666	Around 5 years
Licensed copyrights	Multi-period excess earnings method	97,900	15,714	Around 1.79 years
User generated content	Multi-period excess earnings method	62,300	10,000	Around 2 years
Content produced	Multi-period excess earnings method	100	16	Around 0.1years

Total		1,083,230	173,870

Schedule of pro forma consolidated income statement
	Year ended December 31,
	Pro forma (unaudited)		As reported
	2012	2012	2012	2012
	RMB	US$	RMB	US$
Revenue, net	2,203,161	353,632	1,795,575	288,210
Net loss	661,508	106,179	424,003	68,057

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable
	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable	423,738	945,715	151,798
Allowance for doubtful accounts	(3,032)	(12,919)	(2,074)

Accounts receivable, net	420,706	932,796	149,724

Schedule of the movement of the allowance for doubtful accounts
	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Balance at the beginning of the year	1,523	3,032	487
Provisions	1,509	9,887	1,587

Balance at the end of the year	3,032	12,919	2,074

PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER ASSETS
Schedule of current and non-current portions of prepayments and other assets

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Current portion:
Prepayments for licensed copyrights	5,290	20,163	3,236
Prepayments for jointly produced content	—	20,862	3,349
Deposits and prepaid rental fees	1,980	12,225	1,962
Prepaid expenses for bandwidth	1,387	—	—
Prepaid server maintenance fees	1,595	—	—
Others	6,580	11,659	1,871

	16,832	64,909	10,418

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Non-current portion:
Prepayments for licensed copyrights	137,807	187,682	30,125
Deposits for copyrights and rental fees	5,896	24,310	3,902
Others	689	17,193	2,760

	144,392	229,185	36,787

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Current portion:
Licensed copyrights	32,326	(16,248)	16,078

Non-current portion:
Licensed copyrights	346,566	(136,027)	210,539
Advertising license	1,510	(71)	1,439

	348,076	(136, 098)	211,978

	As of December 31, 2012
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Current portion:
Intangible assets with definite useful lives
Licensed copyrights	38,151	(18,544)	19,607	3,147

Non-current portion:
Intangible assets with definite useful lives
Licensed copyrights	771,733	(421,063)	350,670	56,286
Advertising license	1,510	(130)	1,380	222
Technology	27,900	(1,976)	25,924	4,161
Non-compete agreement	8,200	(968)	7,232	1,161
Customer relationships	41,530	(2,941)	38,589	6,194
User generated content	62,300	(26,472)	35,828	5,751
Content produced	100	(100)	—	—
	913,273	(453,650)	459,623	73,775
Intangible assets with indefinite useful lives
Domain name, trademark and online video license	845,300	—	845,300	135,680
	1,758,573	(453,650)	1,304,923	209,455

Schedule of estimated amortization expense relating to existing intangible assets
	RMB	US$
Within 1 year	319,504	51,284
Between 1 and 2 years	102,366	16,431
Between 2 and 3 years	32,487	5,215
Between 3 and 4 years	14,334	2,301
Between 4 and 5 years	9,225	1,481

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in the carrying amount of goodwill
	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Balance as of January 1	—	—	—
Goodwill acquired	—	4,255,570	683,066
Impairment losses	—	—	—
Balance as of December 31	—	4,255,570	683,066

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Office computer equipment	9,271	16,251	2,608
Office furniture and equipment	5,456	11,948	1,918
Software	3,452	7,987	1,282
Servers and network equipment	225,793	380,413	61,060
Motor vehicles	906	2,609	419
Leasehold improvements	10,940	19,073	3,062
	255,818	438,281	70,349
Less: Accumulated depreciation	(159,330)	(240,345)	(38,578)
Construction in progress	79	2,745	441
	96,567	200,681	32,212

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accrued agency commissions	156,405	424,355	68,114
Accrued bonuses and individual income taxes	60,892	153,487	24,636
Accrued bandwidth and server hosting expenses	88,804	139,698	22,423
Tax and surcharges payable	34,105	119,268	19,145
Accrued channel distribution fee	5,278	37,073	5,951
Accrued advertising and promotion expenses	6,750	17,800	2,857
Accrued professional fees	907	16,398	2,632
Payable to employees from cashless option exercise	21,163	8,782	1,410
Litigation accrual (Note 14)	1,812	5,574	895
Deferred government grants	—	6,900	1,108
FIN 48 liability	—	9,662	1,550
Accrued video production fee	4,197	9,802	1,573
Others	10,294	32,554	5,224

	390,607	981,353	157,518

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT
Schedule of aggregate annual principal payments of long-term debt	Aggregate annual principal payments of the long-term debt as of December 31, 2012 are as follows:
	RMB	US$
Within 1 year	7,677	1,232

	7,677	1,232

COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2012
COST OF REVENUES
Schedule of cost of revenues

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

VAT and business tax	38,472	90,215	169,283	27,172
Bandwidth costs	191,679	324,682	524,623	84,208
Depreciation of servers and other equipment	37,958	39,052	68,569	11,006
Content costs	82,721	243,388	737,061	118,306
	350,830	697,337	1,499,536	240,692

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of losses before income taxes
	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Non-PRC	(68,274)	(47,756)	(452,545)	(72,638)
PRC	(136,410)	(124,348)	25,126	4,033

	(204,684)	(172,104)	(427,419)	(68,605)

Schedule of components of income tax expense or benefit

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Current income tax expense	—	—	6,537	1,050
Deferred income tax benefit	—	—	(9,953)	(1,598)

	—	—	(3,416)	(548)

Schedule of reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(51,171)	(43,026)	(106,855)	(17,151)
International tax rate differential	17,069	11,939	114,516	18,381
Other adjustments	(876)	—	254	41
Permanent difference	1,076	6,960	7,915	1,270
Change in FIN 48 liability	4,086	1,425	775	124
Effect of preferential tax treatment	8,580	2,932	7,086	1,137
Effect of tax rate change on deferred taxes	—	(16,382)	(7,542)	(1,211)
Expired net operating losses	87	—	17,652	2,833
Change in valuation allowance	21,149	36,152	(37,217)	(5,972)

Income tax benefit	—	—	(3,416)	(548)

Schedule of tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	130	8,883	1,426
Accrued payroll	14,434	26,073	4,185
Accrued expenses	66,467	12,829	2,059
Revenue on last delivery basis	2,220	3,952	634
Bad debt provision	758	23,321	3,743
Others	516	516	83
Valuation allowance	(84,525)	(65,104)	(10,449)

Deferred tax assets, current portion, net	—	10,470	1,681

Deferred tax liabilities, current portion:

Intangible assets appreciation	—	(135)	(22)

Deferred tax liabilities, current portion	—	(135)	(22)

Deferred tax assets, non-current portion:
Net operating losses carried forward	42,329	240,582	38,616
Fixed assets (accumulated depreciation)	1,254	2,651	426
Copyrights amortization	17,081	106,083	17,027
Valuation allowance	(60,664)	(335,472)	(53,846)

Deferred tax assets, non-current portion, net	—	13,844	2,223

Deferred tax liabilities, non-current portion:
Domain name, trademark and online video license	—	(211,325)	(33,920)
Technology	—	(6,481)	(1,040)
Non-compete agreement	—	(1,808)	(290)
Customer relationships	—	(9,647)	(1,548)
User generated content	—	(8,957)	(1,440)

Deferred tax liabilities, non-current portion	—	(238,218)	(38,238)
Deferred tax liabilities, non-current portion, net	—	(224,374)	(36,015)

Schedule of changes in unrecognized tax benefits

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Beginning balance	16,565	20,651	22,076	3,544
Addition from acquisitions	—	—	80,870	12,981
Additions based on tax position of the current year	4,086	1,425	775	124
Reductions for the tax positions of the current year	—	—	(3,882)	(624)
Reductions due to lapse of applicable statute of limitations	—	—	(226)	(36)

Ending balance	20,651	22,076	99,613	15,989

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Bandwidth
Operating lease commitments
Schedule of future minimum payments under non-cancelable operating leases
	RMB	US$
2013	312,102	50,096
2014	57,125	9,169
2015	16,993	2,728
2016 and thereafter	—	—

	386,220	61,993

Licensed copyrights
Operating lease commitments
Schedule of future minimum payments under non-cancelable licensed copyrights
	RMB	US$
2013	312,582	50,173
2014	118,480	19,017
2015 and thereafter	—	—

	431,062	69,190

Office
Operating lease commitments
Schedule of future minimum payments under non-cancelable operating leases
	RMB	US$
2013	78,043	12,527
2014	47,862	7,682
2015	22,125	3,551
2016	2,631	422
2017 and thereafter	—	—

	150,661	24,182

LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per share

	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Loss per share — basic:
Numerator:
Allocation of undistributed losses	(35,973)	(168,711)	(115,135)	(56,969)	(306,819)	(49,248)	(117,184)	(18,809)
Denominator:
Weighted-average ordinary shares outstanding	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Denominator used for loss per share	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Loss per share — basic	(0.44)	(0.44)	(0.09)	(0.09)	(0.18)	(0.03)	(0.18)	(0.03)
Loss per share — diluted:
Numerator:
Allocation of undistributed losses for diluted	(35,973)	(168,711)	(115,135)	(56,969)	(306,819)	(49,248)	(117,184)	(18,809)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(168,711)	—	(56,969)	—	(117,184)	(18,809)	—	—
Allocation of undistributed losses	(204,684)	(168,711)	(172,104)	(56,969)	(424,003)	(68,057)	(117,184)	(18,809)
Denominator:
Weighted-average ordinary shares outstanding	81,958,983	384,381,558	1,333,230,326	659,693,189	1,726,912,295	1,726,912,295	659,561,893	659,561,893
Conversion of Class B to Class A ordinary shares	384,381,558	—	659,693,189	—	659,561,893	659,561,893	—	—
Denominator used for loss per share	466,340,541	384,381,558	1,992,923,515	659,693,189	2,386,474,188	2,386,474,188	659,561,893	659,561,893
Loss per share — diluted	(0.44)	(0.44)	(0.09)	(0.09)	(0.18)	(0.03)	(0.18)	(0.03)

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Summary of stock option activity

Stock options	Number of shares	Weighted- average exercise price (US$)	Weighted- average grant-date fair value (US$)	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding, January 1, 2012	126,194,004	0.1842	0.1093
Granted	7,933,122	1.0389	0.5508
Granted as replacement awards to Tudou option holders upon Merger	57,291,678	0.4443	0.6366
Exercised	(41,815,008)	0.0874	0.0522
Forfeited	(4,842,828)	0.4508	0.3458
Outstanding, December 31, 2012	144,760,968	0.3530	0.3507	5.94	96,544

Vested and expected to vest at December 31, 2012	140,297,934	0.3449	0.3448	5.87	94,714

Exercisable at December 31, 2012	96,761,772	0.2322	0.2949	5.04	75,769

Schedule of weighted-average assumptions used to estimate the fair value of stock options granted

	2010	2011	2012
Risk-free interest rate	2.652 to 3.86%	2.23%	2.16%
Dividend yield	—	—	—
Expected volatility range	60.70 to 63.00%	55.80%	52.00%
Sub-optimal early exercise factor	2 times	2 times	2-3 times

Summary of non-vested restricted stock unit activity

Non-vested restricted stock units	Number of non-vested restricted stock units	Weighted average grant-date fair value (US$)
Non-vested, January 1, 2012	27,229,086	1.4258
Granted	22,340,016	1.1603
Forfeited	(9,081,702)	1.4587
Vested	(580,320)	1.3448
Non-vested, December 31, 2012	39,907,080	1.2708

Schedule of allocation of total compensation cost recognized

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	918	3,894	12,751	2,047
Product development	3,049	12,233	26,157	4,198
Sales and marketing	5,954	14,196	28,741	4,613
General and administrative	2,069	17,171	50,569	8,117

Total	11,990	47,494	118,218	18,975

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Condensed Balance Sheets of the Parent Company

		As of December 31,
	Notes	2011	2012	2012
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		1,925,447	831,208	133,418
Short-term investments		1,400,858	2,049,977	329,044
Intangible assets, net		6,654	11,460	1,839
Due from subsidiaries		407,362	785,441	126,071
Prepayments and other assets		3,901	5,008	804

Total current assets		3,744,222	3,683,094	591,176
Non-current assets:
Property and equipment, net		44	7	1
Intangible assets, net		10,841	10,869	1,744
Prepayments and other assets		—	21	3
Amounts due from related party		32,675	—	—
Long-term investment in related party		1,707	—	—
Long-term investment in subsidiaries		436,773	5,684,349	912,402

Total non-current assets		482,040	5,695,246	914,150

TOTAL ASSETS		4,226,262	9,378,340	1,505,326

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable		3,102	8,455	1,357
Accrued expenses and other liabilities		1,419	5,571	893
Current portion of long-term debt	10	9,182	7,441	1,194

Total current liabilities		13,703	21,467	3,444
Non-current liabilities:
Long-term debt	10	7,382	—	—

Total non-current liabilities		7,382	—	—

Total liabilities		21,085	21,467	3,444

Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value, 9,340,238,793 authorized, 1,395,435,339 and 2,286,643,502 issued and outstanding as of December 31, 2011 and 2012, respectively)	17	93	149	24
Class B ordinary shares (US$0.00001 par value, 659,761,207 authorized, 659,561,893 and 659,561,893 issued and outstanding as of December 31, 2011 and 2012, respectively)	17	49	49	8
Additional paid-in capital		5,185,257	10,768,204	1,728,416
Accumulated other comprehensive loss		(108,578)	(115,882)	(18,600)
Accumulated deficit		(871,644)	(1,295,647)	(207,966)

Total shareholders’ equity		4,205,177	9,356,873	1,501,882

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		4,226,262	9,378,340	1,505,326

Schedule of Condensed Statements of Operations of the Parent Company

		Years ended December 31
	Notes	2010	2011	2012	2012
		RMB	RMB	RMB	US$
Net revenues		—	—	—	—

Cost of revenues		(94)	(150)	(66)	(11)
Gross loss		(94)	(150)	(66)	(11)
Operating expenses:
Product development		(108)	(119)	(37)	(6)
Sales and marketing		(54)	(40)	(330)	(53)
General and administrative		(1,920)	(6,634)	(34,396)	(5,521)
Total operating expenses		(2,082)	(6,793)	(34,763)	(5,580)
Loss from operations		(2,176)	(6,943)	(34,829)	(5,591)
Interest income		8	19,970	38,537	6,186
Interest expenses	10	(7,440)	(6,825)	(3,534)	(567)
Equity in losses of subsidiaries		(150,808)	(181,749)	(426,907)	(68,524)
Others, net		—	3,443	2,730	439
Change in fair value of warrant liability	15	(44,268)	—	—	—
Loss before income taxes		(204,684)	(172,104)	(424,003)	(68,057)
Income taxes		—	—	—	—
Net loss		(204,684)	(172,104)	(424,003)	(68,057)

Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment		(11,094)	(94,225)	(7,304)	(1,173)
Comprehensive loss attributable to ordinary shareholders		(215,778)	(266,329)	(431,307)	(69,230)

Schedule of Condensed Statements of Cash Flows of the Parent Company

	Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net loss	(204,684)	(172,104)	(424,003)	(68,057)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Equity in losses of subsidiaries	150,808	181,749	426,907	68,524
Amortization of long-term debt discounts	2,504	3,496	1,928	309
Gain from remeasurement of previously held investment in acquired subsidiary (Note 3)	—	—	(3,344)	(537)
Other reconciling items	128	173	95	15
Change in fair value of warrant liability	44,268	—	—	—
Changes in operating assets and liabilities:
Prepayments and other assets	160	(7,258)	(8,209)	(1,318)
Accrued expenses and other liabilities	55	108	1,990	320

Net cash provided by (used in) operating activities:	(6,761)	6,164	(4,636)	(744)
Cash flows from investing activities
Acquisition of property and equipment	(63)	—	—	—
Acquisition of intangible assets from related party	(8,704)	(32,675)	—	—
Acquisition of intangible assets	(3,262)	(12,909)	(26,175)	(4,201)
Equity investment	(138,031)	(494,281)	(78,869)	(12,659)
Deposit for acquisition of equity interests in related party	(1,707)	—	—	—
Proceeds received from maturity of short-term investments	—	1,134,162	2,826,023	453,608
Short-term investments placed with financial institutions	—	(2,531,979)	(3,476,711)	(558,051)
Loan to subsidiary	(262,700)	(77,677)	(338,665)	(54,360)

Net cash used in investing activities	(414,467)	(2,015,359)	(1,094,397)	(175,663)

Cash flows from financing activities:
Proceeds from issuance of Series F Preferred Shares	334,985	—	—	—
Exercise of employee stock options	165	4,647	22,485	3,609
Drawdown of long-term debt	33,875	—	—	—
Principal repayments on long-term debt	(26,620)	(27,107)	(11,145)	(1,789)
Payment of convertible redeemable preferred shares issuance costs	(13,259)	—	—	—
Proceeds from IPO and secondary offering activity, net of issuance costs	1,435,237	2,512,969	—	—
Debt commitment fee paid	(136)	—	—	—
Net cash provided by financing activities	1,764,247	2,490,509	11,340	1,820
Effect of exchange rate changes on cash and cash equivalents	(11,094)	(94,211)	(6,546)	(1,051)

Net increase in cash and cash equivalents	1,331,925	387,103	(1,094,239)	(175,638)
Cash and cash equivalents at beginning of the year	206,419	1,538,344	1,925,447	309,056

Cash and cash equivalents at end of the year	1,538,344	1,925,447	831,208	133,418

Supplemental disclosures of cash flow information:
Non-cash consideration paid for business acquisitions	—	—	5,497,219	882,365

ORGANIZATION AND BASIS OF PRESENTATION (Details)	Dec. 31, 2012 1Verge Internet	Dec. 31, 2012 Jet Brilliant	Dec. 31, 2012 Jet Brilliant Beijing	Dec. 31, 2012 Youku Xi'an	Dec. 31, 2012 Trade Lead	Dec. 31, 2012 Tudou	Dec. 31, 2012 StarCloud	Dec. 31, 2012 Reshuffle Technology	Dec. 31, 2012 Chuanxian	Mar. 11, 2012 Tudou
ORGANIZATION AND BASIS OF PRESENTATION
Stock-for-stock transaction percentage										100.00%
Percentage of Ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

ORGANIZATION AND BASIS OF PRESENTATION (Details 2) (CNY) In Millions, unless otherwise specified	Apr. 30, 2010 Jet Brilliant	Jan. 31, 2012 Trade Lead and Tianshi	Jan. 06, 2012 Trade Lead and Tianshi	Dec. 31, 2011 Trade Lead and Tianshi	Sep. 30, 2011 Trade Lead and Tianshi	Nov. 30, 2012 1Verge Information Ms. Qiong Qin	Nov. 30, 2012 1Verge Information Mr. Dele Liu	Dec. 31, 2012 Quan Toodou Loan agreements	Jan. 31, 2013 Quan Toodou Ms. Qiong Qin	Jan. 31, 2013 Quan Toodou Mr. Dele Liu	Jan. 31, 2013 Quan Toodou Mr. Zhou Yu	Aug. 31, 2010 1 Verge Internet and 1 Verge Information Equity option agreements	Nov. 30, 2012 1 Verge Internet and 1 Verge Information Business operation agreements	Aug. 31, 2010 1 Verge Internet and 1 Verge Information Business operation agreements	Aug. 31, 2010 1 Verge Internet and 1 Verge Information Exclusive technical and consulting service agreements	Nov. 30, 2012 1 Verge Internet and 1 Verge Information Loan agreements	Aug. 31, 2010 1 Verge Internet and 1 Verge Information Loan agreements	Aug. 31, 2010 1 Verge Internet and 1 Verge Information Trademark license agreement and domain name license agreement	Dec. 31, 2012 Consolidated Affiliated Entities 1Verge Information	Dec. 31, 2012 Consolidated Affiliated Entities Tianshi	Dec. 31, 2012 Consolidated Affiliated Entities Quan Toodou	Jan. 31, 2013 Consolidated Affiliated Entities Quan Toodou Mr. Dele Liu and Mr. Zhou Yu	Jan. 31, 2013 Consolidated Affiliated Entities Quan Toodou Mr. Wei Wang and Ms. Zhiqi Wang	Dec. 31, 2012 Consolidated Affiliated Entities Toodou Cultural
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in Consolidated Affiliated Entities
Percentage of equity interest acquired	100.00%	95.00%	95.00%		5.00%
Ownership interest (as a percent)			5.00%	5.00%	5.00%
Percentage of equity interest in variable interest entity transferred						(60.00%)	60.00%															33.30%	(33.30%)
Percentage of equity interest held						20.00%	80.00%		66.70%	15.30%	18.00%
Advance written notice period												30 days		30 days
Term of agreement													10 years	10 years	10 years	10 years	10 years	10 years
Automatic extended term of agreement													10 years	10 years	10 years	10 years	10 years	10 years
Advance notice period for requesting no extension of the agreement													3 months	3 months	3 months	3 months	3 months
Interest-free loans								70									20
Total amount of interest-free loans that may be extended								150
License fee as a percentage of total revenue																		5.00%

ORGANIZATION AND BASIS OF PRESENTATION (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Consolidated Affiliated Entities USD ($)	Dec. 31, 2012 Consolidated Affiliated Entities CNY	Dec. 31, 2011 Consolidated Affiliated Entities CNY	Dec. 31, 2010 Consolidated Affiliated Entities CNY	Dec. 31, 2012 Consolidated Affiliated Entities USD ($)	Dec. 31, 2012 Consolidated Affiliated Entities CNY	Dec. 31, 2011 Consolidated Affiliated Entities CNY
Assets and liabilities of Consolidated Affiliated Entities
Current	$ 770,888	4,802,715	4,147,780		$ 222,386	1,385,485	565,584
Non-current	961,520	5,990,359	527,778		186,877	1,164,261	279,038
TOTAL ASSETS					409,263	2,549,746	844,622
Current	191,373	1,192,275	462,999		160,957	1,002,775	348,751
Non-current	39,153	243,926	7,382		35,986	224,198
Total liabilities					196,943	1,226,973	348,751
Financial performance of the Consolidated Affiliated Entities
Net revenues	288,210	1,795,575	897,624	387,097	313,097	1,950,624	889,144	387,097
Net income (loss)	(68,057)	(424,003)	(172,104)	(204,684)	68,477	426,618	81,166	(93,664)
Restricted cash	1,445	9,003							1,445	9,003
Amount of pledge or collateralization of the VIEs' assets						0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Office computer equipment	Dec. 31, 2012 Office furniture and equipment	Dec. 31, 2012 Software	Dec. 31, 2012 Servers and network equipment	Dec. 31, 2012 Motor vehicles
Convenience translation
Noon buying rate of US$1.00 to RMB		6.2301
Foreign currency translation and transactions
Foreign exchange losses	$ 420	2,619	5,949	7
Cash and cash equivalents and short-term investments
Interest income from short-term investments	5,337	33,253	15,535	337
Short-term investments	338,690	2,110,073	1,400,858
Restricted cash
Restricted cash balance	$ 1,445	9,003
Property and equipment, net
Estimated useful life of asset					3 years	3 years	3 years	3 years	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Trade Lead and Tianshi)	Jan. 31, 2012	Jan. 06, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2012 Before Acquisitions item
Long term investment
Ownership interest (as a percent)		5.00%	5.00%	5.00%
Percentage of equity interest acquired	95.00%	95.00%		5.00%
Goodwill
Number of reporting units					1

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Licensed copyrights	Dec. 31, 2012 Advertising license	Dec. 31, 2012 Technology Based Intangible Assets [Member]	Dec. 31, 2012 Non-compete agreement	Dec. 31, 2012 Customer relationship	Dec. 31, 2012 User generated content
Intangible assets
Weighted-average useful life of an intangible asset					2 years 6 months 22 days	28 years	5 years	3 years	5 years	2 years
Impairment of intangible assets with indefinite useful lives		0	0	0
Revenue recognition
Sub-licensing revenues	15,424,000	96,091,000	31,486,000	7,890,000
Amount of carrying values of broadcasting rights given up, recorded for the barter transaction
Gain(loss) recognized on nonmonetary transactions to exchange online broadcasting rights		0
Commissions to third-party advertising agencies
Commissions to third-party advertising agencies	71,052,000	442,663,000	180,644,000	86,602,000
Value-added tax and business tax
Number of additional regions to which pilot value-added tax reform program has been expanded	8	8
Cultural business construction fees prior to implementation of the pilot VAT reform program (as a percent)	8.60%	8.60%
VAT rate on online advertising services (as a percent)	6.00%	6.00%
Surcharges on VAT rate on online advertising services (as a percent)	12.00%	12.00%
Cultural business construction fee (as a percent)	3.00%	3.00%
VAT and business tax	27,172,000	169,283,000	90,215,000	38,472,000
Advertising expenses
Advertising expense	6,862,000	42,748,000	40,290,000	15,790,000
Government subsidies
Government subsidies recorded as other income	710,000	4,426,000
Leases
Capital Leases		0	0	0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Cash and cash equivalents Credit concentration risk USD ($)	Dec. 31, 2012 Cash and cash equivalents Credit concentration risk CNY	Dec. 31, 2012 Restricted cash Credit concentration risk USD ($)	Dec. 31, 2012 Restricted cash Credit concentration risk CNY	Dec. 31, 2012 Accounts receivable Credit concentration risk item	Dec. 31, 2011 Accounts receivable Credit concentration risk	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer one	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer two	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer three	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer four	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer five
Concentration risk
Number of top customers											5
Cash and cash equivalents	$ 265,783	1,655,857	2,292,538	1,811,423	$ 367,978	301,608	$ 265,783	1,655,857
Restricted cash	1,445	9,003							1,445	9,003
Concentration risk percentage											36.00%	42.00%	13.00%	7.00%	7.00%	5.00%	4.00%
Appreciation of RMB against U.S. dollar (as a percent)	1.00%	1.00%
Foreign currency translation adjustment	$ 1,173	7,304	94,225	11,094
Segment reporting
Number of operating segment	1	1

BUSINESS COMBINATIONS (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jan. 06, 2012 Trade Lead and Tianshi USD ($)	Jan. 06, 2012 Trade Lead and Tianshi CNY	Jan. 31, 2012 Trade Lead and Tianshi	Dec. 31, 2011 Trade Lead and Tianshi	Sep. 30, 2011 Trade Lead and Tianshi	Jan. 06, 2012 Trade Lead and Tianshi Sales backlog USD ($)	Jan. 06, 2012 Trade Lead and Tianshi Sales backlog CNY	Jan. 06, 2012 Trade Lead and Tianshi TV episodes library USD ($)	Jan. 06, 2012 Trade Lead and Tianshi TV episodes library CNY	Jan. 06, 2012 Trade Lead and Tianshi Class A ordinary shares
BUSINESS COMBINATIONS
Percentage of equity interest acquired			95.00%	95.00%	95.00%		5.00%
Total purchase price			$ 18,127	112,936
Cash consideration			12,659	78,869
Number of Class A ordinary shares issued or issuable												6,202,179
Effective settlement of amounts payable by Youku to Trade Lead and Tianshi			7,556	47,071
Ownership interest (as a percent)			5.00%	5.00%		5.00%	5.00%
Acquisition-date fair value of the equity interest held before acquisition			811	5,051
Net gain arising from the re-measurement of the existing carrying value of investment to fair value			537	3,344
Gain or loss recognized from the effective settlement of pre-existing relationships				0
Aggregate fair values of the assets acquired and liabilities assumed
Cash and cash equivalents			8,522	53,091
Tangible assets acquired			14,268	88,888
Intangible assets			1,026	6,391				934	5,821	92	570
Goodwill	683,066	4,255,570	11,828	73,688
Liabilities assumed			(9,021)	(56,194)
Deferred tax liabilities			(129)	(806)
Total consideration			26,494	165,058
Amount of of goodwill expected to be deductible for income tax purposes				0
Estimated average useful life								1 year	1 year	1 year	1 year
Acquisition related costs			$ 183	1,140

BUSINESS COMBINATIONS (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended										4 Months Ended		12 Months Ended				0 Months Ended																		0 Months Ended	4 Months Ended	0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 23, 2012 Holders of Tudou share options Replacement share options	Dec. 31, 2012 Class A ordinary shares	Aug. 23, 2012 Class A ordinary shares	Dec. 31, 2011 Class A ordinary shares	Dec. 31, 2010 Class A ordinary shares	Aug. 23, 2012 Tudou shareholders Class B ordinary shares	Dec. 31, 2012 Tudou USD ($)	Dec. 31, 2012 Tudou CNY	Dec. 31, 2012 Tudou USD ($)	Dec. 31, 2012 Tudou CNY	Aug. 23, 2012 Tudou USD ($)	Aug. 23, 2012 Tudou CNY	Aug. 23, 2012 Tudou Technology USD ($)	Aug. 23, 2012 Tudou Technology CNY	Aug. 23, 2012 Tudou Non-compete agreement USD ($)	Aug. 23, 2012 Tudou Non-compete agreement CNY	Aug. 23, 2012 Tudou Customer relationship USD ($)	Aug. 23, 2012 Tudou Customer relationship CNY	Aug. 23, 2012 Tudou Licensed copyrights USD ($)	Aug. 23, 2012 Tudou Licensed copyrights CNY	Aug. 23, 2012 Tudou User generated content USD ($)	Aug. 23, 2012 Tudou User generated content CNY	Aug. 23, 2012 Tudou Content produced USD ($)	Aug. 23, 2012 Tudou Content produced CNY	Aug. 23, 2012 Tudou Domain name, trademark and online video license USD ($)	Aug. 23, 2012 Tudou Domain name, trademark and online video license CNY	Aug. 23, 2012 Tudou Tudou shareholders USD ($)	Aug. 23, 2012 Tudou Tudou shareholders CNY	Aug. 23, 2012 Tudou Holders of Tudou share options Replacement share options USD ($)	Aug. 23, 2012 Tudou Holders of Tudou share options Replacement share options CNY	Aug. 23, 2012 Tudou Class A ordinary shares	Dec. 31, 2012 Tudou Class A ordinary shares	Aug. 23, 2012 Tudou Class A ordinary shares Mr. Gary Wang	Aug. 23, 2012 Tudou ADS shares, Class A USD ($)
BUSINESS COMBINATIONS
Share exchange ratio (in shares)					7.177																														7.177			1.595
Number of shares represented by each American depository share						18	18	18	18	4
Consideration transferred
Tudou shareholders and holders of outstanding Tudou share options																															$ 844,762	5,262,951	$ 23,208	144,598
Settlement of pre-existing relationships															560	3,481
Total consideration															868,530	5,411,030
Number of Class A ordinary shares issued or issuable																																			838,604,288		4,495,014
Closing price of ADS (in dollars per share)																																						$ 17.78
Shares issued to date																																				834,109,274
Gain or loss recognized from the effective settlement of pre-existing relationships																0
Aggregate fair values of the assets acquired and liabilities assumed
Cash and cash equivalents															64,918	404,444
Restricted cash															6,110	38,069
Accounts receivables															44,046	274,412
Property, plant and equipment															15,067	93,870
Intangible assets															173,870	1,083,230
Other assets															7,613	47,420
Short-term loan															(5,063)	(31,544)
Other current liabilities															(71,455)	(445,171)
Deferred tax liabilities															(37,814)	(235,582)
Goodwill	683,066	4,255,570													671,238	4,181,882
Total consideration															868,530	5,411,030
Fair value of accounts receivable acquired															44,046	274,412
Gross contractual accounts receivable acquired															56,947	354,787
Contractual cash flows not expected to be collected															12,901	80,375
Acquired intangible assets
Goodwill expected to be deductible for income tax purpose																0
Infinite lived intangible assets acquired																													135,680	845,300
Finite lived intangible assets acquired																	4,478	27,900	1,316	8,200	6,666	41,530	15,714	97,900	10,000	62,300	16	100
Estimated average useful life																	5 years	5 years	3 years	3 years	5 years	5 years	1 year 9 months 14 days	1 year 9 months 14 days	2 years	2 years	1 month 6 days	1 month 6 days
Other information
Acquisition related costs															4,432	27,614
Revenue since acquisition date											31,407	195,668
Net loss since acquisition date											25,264	157,400
Pro forma (unaudited)
Revenue, net													353,632	2,203,161
Net loss													106,179	661,508
As reported
Net revenues	288,210	1,795,575	897,624	387,097
Net loss	$ 68,057	424,003	172,104	204,684

ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 151,798	945,715	423,738
Allowance for doubtful accounts	(2,074)	(12,919)	(3,032)	(1,523)
Accounts receivable, net	149,724	932,796	420,706
Allowance for doubtful accounts
Balance at the beginning of the year	487	3,032	1,523
Provisions	1,587	9,887	1,509	994
Balance at the end of the year	$ 2,074	12,919	3,032	1,523

PREPAYMENTS AND OTHER ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current portion:
Prepayments for licensed copyrights	$ 3,236	20,163	5,290
Prepayments for jointly produced content	3,349	20,862
Deposits and prepaid rental fees	1,962	12,225	1,980
Prepaid expenses for bandwidth			1,387
Prepaid server maintenance fees			1,595
Others	1,871	11,659	6,580
Prepayments and other assets, current	10,418	64,909	16,832
Non-current portion:
Prepayments for licensed copyrights	30,125	187,682	137,807
Deposits for copyrights and rental fees	3,902	24,310	5,896
Others	2,760	17,193	689
Prepayments and other assets, non-current	$ 36,787	229,185	144,392

INTANGIBLE ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Domain name, trademark and online video license USD ($)	Dec. 31, 2012 Domain name, trademark and online video license CNY	Dec. 31, 2012 Licensed copyrights USD ($)	Dec. 31, 2012 Licensed copyrights CNY	Dec. 31, 2011 Licensed copyrights CNY	Dec. 31, 2012 Advertising license USD ($)	Dec. 31, 2012 Advertising license CNY	Dec. 31, 2011 Advertising license CNY	Dec. 31, 2012 Technology USD ($)	Dec. 31, 2012 Technology CNY	Dec. 31, 2012 Non-compete agreement USD ($)	Dec. 31, 2012 Non-compete agreement CNY	Dec. 31, 2012 Customer relationships USD ($)	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2012 User generated content USD ($)	Dec. 31, 2012 User generated content CNY	Dec. 31, 2012 Content produced CNY
INTANGIBLE ASSETS, NET
Gross carrying value, Current portion								38,151	32,326
Accumulated amortization, Current portion								(18,544)	(16,248)
Net carrying value, Current portion	3,147	19,607	16,078				3,147	19,607	16,078
Gross carrying value, Non-current portion		913,273	348,076					771,733	346,566		1,510	1,510		27,900		8,200		41,530		62,300	100
Accumulated amortization, Non-current portion		(453,650)	(136,098)					(421,063)	(136,027)		(130)	(71)		(1,976)		(968)		(2,941)		(26,472)	(100)
Net carrying value, Non-current portion	73,775	459,623	211,978				56,286	350,670	210,539	222	1,380	1,439	4,161	25,924	1,161	7,232	6,194	38,589	5,751	35,828
Indefinite intangible assets, net carrying value					135,680	845,300
Gross carrying value		1,758,573
Net carrying value	209,455	1,304,923	211,978
Amortization expense	64,597	402,445	161,553	44,530
Estimated amortization expense
Within 1 year	51,284	319,504
Between 1 and 2 years	16,431	102,366
Between 2 and 3 years	5,215	32,487
Between 3 and 4 years	2,301	14,334
Between 4 and 5 years	$ 1,481	9,225

GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Changes in the carrying amount of goodwill
Goodwill acquired	$ 683,066	4,255,570
Balance as of the end of the period	$ 683,066	4,255,570

PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Office computer equipment USD ($)	Dec. 31, 2012 Office computer equipment CNY	Dec. 31, 2011 Office computer equipment CNY	Dec. 31, 2012 Office furniture and equipment USD ($)	Dec. 31, 2012 Office furniture and equipment CNY	Dec. 31, 2011 Office furniture and equipment CNY	Dec. 31, 2012 Software USD ($)	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Servers and network equipment USD ($)	Dec. 31, 2012 Servers and network equipment CNY	Dec. 31, 2011 Servers and network equipment CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY
Property and equipment, net
Property and equipment, gross (excluding construction in progress)	$ 70,349	438,281	255,818		$ 2,608	16,251	9,271	$ 1,918	11,948	5,456	$ 1,282	7,987	3,452	$ 61,060	380,413	225,793	$ 419	2,609	906	$ 3,062	19,073	10,940
Less: Accumulated depreciation	(38,578)	(240,345)	(159,330)
Construction in progress	441	2,745	79
Property and equipment, net	32,212	200,681	96,567
Depreciation
Depreciation expense	$ 13,099	81,609	45,670	42,691

ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued agency commissions	$ 68,114	424,355	156,405
Accrued bonuses and individual income taxes	24,636	153,487	60,892
Accrued bandwidth and server hosting expenses	22,423	139,698	88,804
Business tax and surcharges payable	19,145	119,268	34,105
Accrued channel distribution fee	5,951	37,073	5,278
Accrued advertising and promotion expenses	2,857	17,800	6,750
Accrued professional fees	2,632	16,398	907
Payable to employees from cashless option exercise	1,410	8,782	21,163
Litigation accrual	895	5,574	1,812
Deferred government grants	1,108	6,900
FIN 48 liability	1,550	9,662
Accrued video production fee	1,573	9,802	4,197
Others	5,224	32,554	10,294
Accrued expenses and other liabilities	$ 157,518	981,353	390,607

LONG-TERM DEBT (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended																	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jan. 31, 2009 Loan Agreement	Sep. 30, 2008 Loan Agreement USD ($)	Sep. 30, 2008 Loan Agreement CNY	Jun. 30, 2008 Loan Agreement USD ($)	Jun. 30, 2008 Loan Agreement CNY	May 31, 2008 Loan Agreement USD ($)	May 31, 2008 Loan Agreement CNY	Apr. 23, 2008 Loan Agreement USD ($)	Jan. 31, 2009 Loan Agreement Series C Preferred Shares	Sep. 30, 2008 Loan Agreement Series C Preferred Shares	Jun. 30, 2008 Loan Agreement Series C Preferred Shares	May 31, 2008 Loan Agreement Series C Preferred Shares	Apr. 23, 2008 Loan Agreement Series C Preferred Shares USD ($)	Dec. 31, 2011 Borrowings in May 2008 CNY	Dec. 31, 2011 Borrowings in June 2008 CNY	Dec. 31, 2011 Borrowings in September 2008 CNY	Dec. 31, 2011 Borrowings in January 2009 CNY	Jan. 31, 2009 First borrowings in January 2009 USD ($)	Jan. 31, 2009 First borrowings in January 2009 CNY	Jan. 31, 2009 Second borrowings in January 2009 USD ($)	Jan. 31, 2009 Second borrowings in January 2009 CNY	Jul. 31, 2010 New Loan Agreement USD ($)	Jul. 31, 2010 New Loan Agreement CNY	Dec. 31, 2012 New Loan Agreement USD ($)	Dec. 31, 2012 New Loan Agreement CNY	Dec. 31, 2011 New Loan Agreement CNY	Jul. 13, 2010 New Loan Agreement USD ($)	Jul. 13, 2010 New Loan Agreement Series F Preferred Shares USD ($)
LONG-TERM DEBT
Commitment amount												$ 10,000																			$ 10,000
Initial exercise price of warrants (in dollars per share)																	$ 0.081128308
Aggregate exercise price of warrants																	350															250
Warrants issued, number of shares that may be purchased													541,900	1,121,680	603,980	1,941,368	4,314,154
Multiplier of original principal amount of each equipment loan advanced																	0.035															0.05
Borrowings						2,600	17,784	1,400	9,688	4,500	31,507											780	5,333	476	3,256	5,000	33,875
Principal payment period					36 months	36 months	36 months	36 months	36 months	32 months	32 months															32 months	32 months
Period of interest-only monthly payments										4 months	4 months															4 months	4 months
Remaining balance outstanding																		0	0	0	0							1,194	7,441	16,564
Fixed annual interest rate (as a percent)					12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%															12.00%	12.00%
Interest expenses	567	3,534	6,825	7,440
Amortization of long-term debt discounts	309	1,928	3,496	2,504
Interest costs capitalized		0	0	0
Annual principal payments of long-term debt
Within 1 year	1,232	7,677
Total	$ 1,232	7,677

COST OF REVENUES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
COST OF REVENUES
VAT and business tax	$ 27,172	169,283	90,215	38,472
Bandwidth costs	84,208	524,623	324,682	191,679
Depreciation of servers and other equipment	11,006	68,569	39,052	37,958
Content costs	118,306	737,061	243,388	82,721
Total	$ 240,692	1,499,536	697,337	350,830

INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Technology USD ($)	Dec. 31, 2012 Technology CNY	Dec. 31, 2012 Non-compete agreement USD ($)	Dec. 31, 2012 Non-compete agreement CNY	Dec. 31, 2012 Customer relationship USD ($)	Dec. 31, 2012 Customer relationship CNY	Dec. 31, 2012 User generated content USD ($)	Dec. 31, 2012 User generated content CNY	Dec. 31, 2012 Domain name, trademark and online video license USD ($)	Dec. 31, 2012 Domain name, trademark and online video license CNY	Dec. 31, 2012 Cayman Islands	Dec. 31, 2012 British Virgin Island StarCloud	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC 1Verge Information	Dec. 31, 2012 PRC HNTE	Dec. 31, 2012 PRC HNTE 1Verge Internet	Dec. 31, 2011 PRC HNTE 1Verge Internet	Dec. 31, 2011 PRC HNTE 1Verge Information	Dec. 31, 2010 PRC HNTE 1Verge Information
INCOME TAXES
Withholding tax rate (as a percent)															0.00%	0.00%
Income tax rate (as a percent)																	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)																							15.00%	15.00%	15.00%	15.00%	15.00%
Withholding tax rate (as a percent)																	10.00%
Losses before income tax
Non-PRC	$ (72,638)	(452,545)	(47,756)	(68,274)
PRC	4,033	25,126	(124,348)	(136,410)
Loss before income taxes	(68,605)	(427,419)	(172,104)	(204,684)
Components of income tax expense or benefit
Current income tax expense	1,050	6,537
Deferred income tax benefit	(1,598)	(9,953)
Income tax benefit	(548)	(3,416)
Reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss
Income tax benefit at PRC statutory rates	(17,151)	(106,855)	(43,026)	(51,171)
International tax rate differential jurisdiction	18,381	114,516	11,939	17,069
Other adjustments	41	254		(876)
Permanent difference	1,270	7,915	6,960	1,076
Change in FIN 48 liability	124	775	1,425	4,086
Effect of preferential tax treatment	1,137	7,086	2,932	8,580
Effect of tax rate change on deferred taxes	(1,211)	(7,542)	(16,382)
Expired net operating losses	2,833	17,652		87
Change in valuation allowance	(5,972)	(37,217)	36,152	21,149
Income tax benefit	(548)	(3,416)
Deferred tax assets, current portion:
Advertising expenses	1,426	8,883	130
Accrued payroll	4,185	26,073	14,434
Accrued expenses	2,059	12,829	66,467
Revenue on last delivery basis	634	3,952	2,220
Bad debt provision	3,743	23,321	758
Others	83	516	516
Valuation allowance	(10,449)	(65,104)	(84,525)
Deferred tax assets, current portion, net	1,681	10,470
Deferred tax liabilities, current portion
Intangible assets appreciation	(22)	(135)
Deferred tax liabilities, current portion	(22)	(135)
Deferred tax assets, non-current portion:
Net operating losses carried forward	38,616	240,582	42,329
Fixed assets (accumulated) depreciation)	426	2,651	1,254
Copyrights amortization	17,027	106,083	17,081
Valuation allowance	(53,846)	(335,472)	(60,664)
Deferred tax assets, non-current portion, net	2,223	13,844
Deferred tax liabilities, non-current portion
Deferred tax liabilities, non-current portion	(38,238)	(238,218)			(1,040)	(6,481)	(290)	(1,808)	(1,548)	(9,647)	(1,440)	(8,957)	(33,920)	(211,325)
Deferred tax liabilities, non-current portion, net	(36,015)	(224,374)
Operating loss carry forwards
Net operating loss available carry forwards per income tax returns	165,331	1,030,029
Unrecognized tax benefits
Beginning balance	3,544	22,076	20,651	16,565
Addition from acquisitions	12,981	80,870
Additions based on tax position of the current year	124	775	1,425	4,086
Reductions for tax positions of the current year	(624)	(3,882)
Reductions due to lapse of applicable statute of limitations	(36)	(226)
Ending balance	15,989	99,613	22,076	20,651
Unrecognized tax benefits that would impact effective tax rate, if recognized	124	775	344
Interest and penalties recorded

EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
EMPLOYEE DEFINED CONTRIBUTION PLAN
Total amount expensed as incurred for employee benefits	$ 9,149	56,999	25,191	14,969

COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Bandwidth USD ($)	Dec. 31, 2012 Bandwidth CNY	Dec. 31, 2012 Licensed copyrights USD ($)	Dec. 31, 2012 Licensed copyrights CNY	Dec. 31, 2012 Office USD ($)	Dec. 31, 2012 Office CNY	Dec. 31, 2011 Office CNY	Dec. 31, 2010 Office CNY
Operating lease commitments
Rent-free period for payments under operating leases	1 month	6 months
Advance notice period for renewal of leases	1 month	3 months
Total office rental expenses							$ 6,943	43,257	19,622	13,342
Future minimum payments under non-cancelable operating leases
2013			50,096	312,102			12,527	78,043
2014			9,169	57,125			7,682	47,862
2015			2,728	16,993			3,551	22,125
2016							422	2,631
Total			61,993	386,220			24,182	150,661
Future minimum payments under non-cancelable licensed copyrights
2013					50,173	312,582
2014					19,017	118,480
Total					$ 69,190	431,062

COMMITMENTS AND CONTINGENCIES (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Claims, adverse result of which may change the company's business practices USD ($)	Dec. 31, 2012 Claims, adverse result of which may change the company's business practices CNY
Litigation, claims and assessments
Losses accrued in Accrued expenses and other liabilities in the consolidated balance sheet	$ 895	5,574	1,812	$ 895	5,574
Recognized losses				$ 853	5,316

WARRANT LIABILITY (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2010 Class A ordinary shares	Dec. 08, 2010 Warrants CNY	Dec. 31, 2010 Warrants CNY	Dec. 08, 2010 Warrants Class A ordinary shares USD ($)	Dec. 08, 2010 Warrants Series C convertible redeemable preferred shares USD ($)	Dec. 08, 2010 Warrants Series E convertible redeemable preferred shares USD ($)	Dec. 08, 2010 Warrants Series F convertible redeemable preferred shares USD ($)
WARRANT LIABILITY
Exercise price of warrants (in dollars per share)						$ 0.081128308	$ 0.190850707	$ 0.49768225
Consideration received for warrants exercised			0
Losses recognized due to change in fair value of warrant liability	44,268			44,268
Number of Class A ordinary shares issued to the holders of warrants		12,452,848			12,452,848
Fair value of warrants measured at IPO price (in dollars per share)					$ 0.7111

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		0 Months Ended
	Nov. 30, 2005 Series A and B November 2005 to November 2007	Nov. 30, 2007 Series A, B and C November 2007 to June 2008	Jan. 18, 2007 Series A convertible redeemable preferred shares	Nov. 04, 2005 Series A convertible redeemable preferred shares	Nov. 04, 2005 Series A convertible redeemable preferred shares Call option	Nov. 04, 2005 Series A convertible redeemable preferred shares Put option	Jul. 27, 2007 Series B convertible redeemable preferred shares	Jan. 18, 2007 Series B convertible redeemable preferred shares	Nov. 20, 2007 Series C convertible redeemable preferred shares	Jun. 20, 2008 Series D convertible redeemable preferred shares	Nov. 25, 2009 Series E convertible redeemable preferred shares	Sep. 09, 2010 Series F convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued			22,500,000	60,000,000			112,875,000	165,825,000	308,770,154	209,737,212	209,849,890	100,465,709
Conversion price (in dollars per share)				$ 0.05				$ 0.03636	$ 0.08113	$ 0.14304	$ 0.19085	$ 0.49768
Consideration for shares issued				$ 3,000			$ 6,020	$ 6,030	$ 25,050	$ 30,000	$ 40,050	$ 50,000
Warrant to purchase ordinary shares, aggregate exercise price					1,500
Warrant to purchase temporary equity, aggregate exercise price					1,500	1,500
Adjusted conversion price (in dollars per share)			$ 0.03636
Minimum percentage of purchase price used in determining conversion price adjustment	200.00%	300.00%
Percentage adjustment of purchase price which is divided by the offering price for calculation of conversion	200.00%	300.00%
Beneficial conversion feature recognized for preferred Shares			$ 0	$ 0			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details 2)	1 Months Ended
Dec. 31, 2010
Class A ordinary shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued upon conversion of convertible preferred shares	895,261,758
Class B ordinary shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued upon conversion of convertible preferred shares	294,761,207

ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2010	Jun. 30, 2011 Tudou and Two Merger Sub Inc. Merger Mr. Gary Wang	May 31, 2011 Class A ordinary shares	Dec. 31, 2010 Class A ordinary shares item	Dec. 31, 2010 Class A ordinary shares item	Dec. 31, 2012 Class A ordinary shares	Dec. 31, 2011 Class A ordinary shares	Jan. 06, 2012 Class A ordinary shares Trade Lead and Tianshi	Aug. 23, 2012 Class A ordinary shares Tudou and Two Merger Sub Inc. Merger	Dec. 31, 2012 Class A ordinary shares Tudou and Two Merger Sub Inc. Merger	Aug. 23, 2012 Class A ordinary shares Tudou and Two Merger Sub Inc. Merger Mr. Gary Wang	Dec. 31, 2010 Class B ordinary shares item	Dec. 31, 2012 Class B ordinary shares	Dec. 31, 2011 Class B ordinary shares	Dec. 31, 2010 Convertible redeemable preferred shares
ORDINARY SHARES
Authorized share capital	$ 100
Shares of common stock authorized				9,340,238,793	9,340,238,793	9,340,238,793	9,340,238,793					659,761,207	659,761,207	659,761,207
Par value of ordinary shares (in dollars per share)				$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001					$ 0.00001	$ 0.00001	$ 0.00001
Number of votes per ordinary share				1	1							3
Number of shares of Class A into which each share of Class B may be converted					1
Shares of common stock issued			151,380,000	328,047,390
Conversion of convertible redeemable preferred shares into ordinary shares upon IPO (in shares)				895,261,758								294,761,207			1,202,475,813
Number of Class A ordinary shares issued to the holders of warrants				12,452,848
Number of Class A ordinary shares issued								6,202,179		834,109,274
Number of Class A ordinary shares issued and issuable								6,202,179	838,604,288		4,495,014
Related party commitment, period		2 years
Shares of common stock outstanding						2,286,643,502	1,395,435,339						659,561,893	659,561,893

ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS
Allocation of after-tax profits to general reserve fund, percentage	10.00%	10.00%
Allocation of after-tax profits to statutory surplus fund, percentage	10.00%	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%	50.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required	50.00%	50.00%
Amount of restricted paid-up capital and statutory reserve funds of subsidiaries and net assets of VIEs	$ 527,922	3,289,006	755,771

LOSS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Class A USD ($)	Dec. 31, 2012 Class A CNY	Dec. 31, 2011 Class A CNY	Dec. 31, 2010 Class A CNY	Dec. 31, 2012 Class B USD ($)	Dec. 31, 2012 Class B CNY	Dec. 31, 2011 Class B CNY	Dec. 31, 2010 Class B CNY
Numerator:
Allocation of undistributed losses	$ (49,248)	(306,819)	(115,135)	(35,973)	$ (18,809)	(117,184)	(56,969)	(168,711)
Denominator:
Weighted-average ordinary shares outstanding	1,726,912,295	1,726,912,295	1,333,230,326	81,958,983	659,561,893	659,561,893	659,693,189	384,381,558
Denominator used for loss per share	1,726,912,295	1,726,912,295	1,333,230,326	81,958,983	659,561,893	659,561,893	659,693,189	384,381,558
Loss per share - basic (in CNY per share/dollars per share)	$ (0.03)	(0.18)	(0.09)	(0.44)	$ (0.03)	(0.18)	(0.09)	(0.44)
Numerator:
Allocation of undistributed losses for diluted	(49,248)	(306,819)	(115,135)	(35,973)	(18,809)	(117,184)	(56,969)	(168,711)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(18,809)	(117,184)	(56,969)	(168,711)
Allocation of undistributed losses	$ (68,057)	(424,003)	(172,104)	(204,684)	$ (18,809)	(117,184)	(56,969)	(168,711)
Denominator:
Weighted-average ordinary shares outstanding	1,726,912,295	1,726,912,295	1,333,230,326	81,958,983	659,561,893	659,561,893	659,693,189	384,381,558
Conversion of Class B to Class A ordinary shares	659,561,893	659,561,893	659,693,189	384,381,558
Denominator used for loss per share	2,386,474,188	2,386,474,188	1,992,923,515	466,340,541	659,561,893	659,561,893	659,693,189	384,381,558
Loss per share - diluted (in CNY per share/dollars per share)	$ (0.03)	(0.18)	(0.09)	(0.44)	$ (0.03)	(0.18)	(0.09)	(0.44)

SHARE-BASED COMPENSATION (Details)	1 Months Ended						1 Months Ended		1 Months Ended							3 Months Ended
	Dec. 31, 2005 2006 Plan Stock options	Dec. 31, 2005 2006 Plan Stock options Awards vesting upon the first anniversary, option one	Dec. 31, 2005 2006 Plan Stock options Awards vesting on the second anniversary, option one	Dec. 31, 2005 2006 Plan Stock options Awards vesting on the third anniversary, option one	Dec. 31, 2005 2006 Plan Stock options Awards vesting on the fourth anniversary, option one	Dec. 31, 2005 2006 Plan Stock options Ordinary shares	Nov. 30, 2010 2010 Plan	Nov. 30, 2010 2010 Plan Stock options Class A ordinary shares	Sep. 30, 2012 Youku Tudou Plan	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting upon the first anniversary, option one	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting on the second anniversary, option one	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting on the third anniversary, option one	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting on the fourth anniversary, option one	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting upon the first anniversary, option two	Sep. 30, 2012 Youku Tudou Plan Stock options Awards vesting upon the second through fourth anniversary, option two	Sep. 30, 2012 Amended Tudou Plan Stock options
SHARE-BASED COMPENSATION
Number of shares reserved for issuance						140,441,231		100,000,000	200,799,784
Maximum term of the awards from date of grant	10 years						10 years		10 years
Award vesting period	4 years						4 years		4 years
Percentage of award vested		17.00%	8.00%	8.00%	4.00%					17.00%	8.00%	8.00%	4.00%	25.00%	6.25%
Period of time within cycle that triggers vesting			3 months	3 months	3 months						3 months	3 months	3 months		3 months
Additional number of shares authorized under the plan									100,799,784
Decrease in total number of reserved shares under the plan																100,799,784

SHARE-BASED COMPENSATION (Details 2) (Stock options) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) item	Dec. 31, 2010 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2012 Minimum item	Dec. 31, 2012 Maximum item	Dec. 31, 2012 Tudou option holders USD ($)	Dec. 31, 2012 Tudou option holders CNY	Aug. 23, 2012 Tudou option holders
Number of shares
Outstanding, beginning of period (in shares)	126,194,004
Granted (in shares)	7,933,122						57,291,678	57,291,678
Exercised (in shares)	(41,815,008)
Forfeited (in shares)	(4,842,828)
Outstanding, end of period (in shares)	144,760,968	126,194,004
Vested and expected to vest, end of period (in shares)	140,297,934
Exercisable, end of period (in shares)	96,761,772
Weighted- average exercise price
Outstanding, beginning of period (in dollars per share)	$ 0.1842
Granted (in dollars per share)	$ 1.0389						$ 0.4443
Exercised (in dollars per share)	$ 0.0874
Forfeited (in dollars per share)	$ 0.4508
Outstanding, end of period (in dollars per share)	$ 0.353	$ 0.1842
Vested and expected to vest, end of period (in dollars per share)	$ 0.3449
Exercisable, end of period (in dollars per share)	$ 0.2322
Weighted-average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 0.1093
Granted (in dollars per share)	$ 0.5508	$ 0.735	$ 0.2139				$ 0.6366
Exercised (in dollars per share)	$ 0.0522
Forfeited (in dollars per share)	$ 0.3458
Outstanding at the end of the period (in dollars per share)	$ 0.3507	$ 0.1093
Vested and expected to vest, end of period (in dollars per share)	$ 0.3448
Exercisable, end of period (in dollars per share)	$ 0.2949
Weighted-average remaining contractual life
Outstanding, end of period	5 years 11 months 8 days
Vested and expected to vest, end of period	5 years 10 months 13 days
Exercisable, end of period	5 years 14 days
Aggregate intrinsic value
Outstanding, end of period	$ 96,544
Vested and expected to vest, end of period	94,714
Exercisable, end of period	75,769
Other activity
Share exchange ratio (in shares)									7.177
Incremental share based compensation expense							12,530	78,063
Additional share based compensation cost							2,004	12,487
Total intrinsic value	46,421	7,141	411
Total fair value of awards vested	4,836	3,249	810
Unrecognized share-based compensation cost
Unrecognized share based compensation expense	$ 18,378			114,494			$ 10,526	65,576
Remaining vesting period	2 years 9 months 18 days						2 years 9 months 11 days	2 years 9 months 11 days
Weighted average assumptions
Risk-free interest rate, minimum (as a percent)			2.65%
Risk-free interest rate, maximum (as a percent)			3.86%
Risk-free interest rate (as a percent)	2.16%	2.23%
Expected volatility range, minimum (as a percent)			60.70%
Expected volatility range, maximum (as a percent)			63.00%
Expected volatility rate (as a percent)	52.00%	55.80%
Sub-optimal early exercise factor		2	2		2	3

SHARE-BASED COMPENSATION (Details 3) (Non-vested restricted stock units) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Youku Tudou Plan USD ($)
Number of non-vested restricted stock units
Non-vested, beginning of period (in shares)			27,229,086
Granted (in shares)			22,340,016
Forfeited (in shares)			(9,081,702)
Vested (in shares)			(580,320)
Non-vested, end of period (in shares)			39,907,080
Weighted average grant-date fair value
Non-vested, beginning of period (in dollars per share)			$ 1.4258
Granted (in dollars per share)			$ 1.1603
Forfeited (in dollars per share)			$ 1.4587
Vested (in dollars per share)			$ 1.3448
Non-vested, end of period (in dollars per share)			$ 1.2708
Unrecognized share-based compensation cost
Unrecognized share based compensation expense	$ 46,191	287,776
Remaining vesting period	2 years 10 months 28 days	2 years 10 months 28 days

SHARE-BASED COMPENSATION (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2012 Product development USD ($)	Dec. 31, 2012 Product development CNY	Dec. 31, 2011 Product development CNY	Dec. 31, 2010 Product development CNY	Dec. 31, 2012 Sales and marketing USD ($)	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2011 Sales and marketing CNY	Dec. 31, 2010 Sales and marketing CNY	Dec. 31, 2012 General and administrative USD ($)	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY
Allocation of share based compensation expense
Total	$ 18,975	118,218	47,494	11,990	$ 2,047	12,751	3,894	918	$ 4,198	26,157	12,233	3,049	$ 4,613	28,741	14,196	5,954	$ 8,117	50,569	17,171	2,069

RELATED PARTY TRANSACTIONS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
Payments to related party to acquire license copyrights		114,511	17,092
Sublicensing revenues received from related party		768	5,594
Trade Lead | Copyright license agreements
RELATED PARTY TRANSACTIONS
Payments to related party to acquire license copyrights		114,511	17,092
Trade Lead and Tianshi | Sublicensing agreements
RELATED PARTY TRANSACTIONS
Sublicensing revenues received from related party		768	5,594

RELATED PARTY TRANSACTIONS (Details 2) (Trade Lead and Tianshi, CNY) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 06, 2012	Sep. 30, 2011
Trade Lead and Tianshi
BUSINESS COMBINATIONS
Percentage of equity interest acquired	95.00%	95.00%	5.00%
Cash paid, which was previously held on deposits by Trade Lead, to acquire equity interest			1,707
Percentage of Ownership		100.00%

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Class A ordinary shares USD ($)	Dec. 31, 2012 Class A ordinary shares CNY	Dec. 31, 2011 Class A ordinary shares CNY	Dec. 31, 2012 Class B ordinary shares USD ($)	Dec. 31, 2012 Class B ordinary shares CNY	Dec. 31, 2011 Class B ordinary shares CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY	Dec. 31, 2012 Parent company Class A ordinary shares USD ($)	Dec. 31, 2012 Parent company Class A ordinary shares CNY	Dec. 31, 2011 Parent company Class A ordinary shares CNY	Dec. 31, 2012 Parent company Class B ordinary shares USD ($)	Dec. 31, 2012 Parent company Class B ordinary shares CNY	Dec. 31, 2011 Parent company Class B ordinary shares CNY
Current assets:
Cash and cash equivalents	$ 265,783	1,655,857	$ 367,978	2,292,538	1,811,423	301,608							$ 133,418	831,208	$ 309,056	1,925,447	1,538,344	206,419
Short-term investments	338,690	2,110,073		1,400,858									329,044	2,049,977		1,400,858
Intangible assets, net	3,147	19,607		16,078									1,839	11,460		6,654
Due from subsidiaries				768									126,071	785,441		407,362
Prepayments and other assets	10,418	64,909		16,832									804	5,008		3,901
Total current assets	770,888	4,802,715		4,147,780									591,176	3,683,094		3,744,222
Non-current assets:
Property and equipment, net	32,212	200,681		96,567									1	7		44
Intangible assets, net	209,455	1,304,923		211,978									1,744	10,869		10,841
Prepayments and other assets	36,787	229,185		144,392									3	21
Amounts due from related party				65,352												32,675
Long-term investment in related party																1,707
Long-term investment in subsidiaries													912,402	5,684,349		436,773
Total non-current assets	961,520	5,990,359		527,778									914,150	5,695,246		482,040
TOTAL ASSETS	1,732,408	10,793,074		4,675,558									1,505,326	9,378,340		4,226,262
Current liabilities:
Accounts payable	29,193	181,878		57,276									1,357	8,455		3,102
Accrued expenses and other liabilities	157,518	981,353		390,607									893	5,571		1,419
Current portion of long-term debt	1,194	7,441		9,182									1,194	7,441		9,182
Total current liabilities	191,373	1,192,275		462,999									3,444	21,467		13,703
Non-current liabilities:
Long-term debt				7,382												7,382
Total non-current liabilities	39,153	243,926		7,382												7,382
Total liabilities	230,526	1,436,201		470,381									3,444	21,467		21,085
Shareholders' equity:
Ordinary shares							24	149	93	8	49	49							24	149	93	8	49	49
Additional paid-in capital	1,728,416	10,768,204		5,185,257									1,728,416	10,768,204		5,185,257
Accumulated other comprehensive loss	(18,600)	(115,882)		(108,578)									(18,600)	(115,882)		(108,578)
Accumulated deficit													(207,966)	(1,295,647)		(871,644)
Total shareholders' equity	1,501,882	9,356,873		4,205,177	1,911,488	(485,612)							1,501,882	9,356,873		4,205,177
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,732,408	10,793,074		4,675,558									$ 1,505,326	9,378,340		4,226,262

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Class A ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Shares of common stock authorized	9,340,238,793	9,340,238,793	9,340,238,793
Shares of common stock issued	2,286,643,502	1,395,435,339
Shares of common stock outstanding	2,286,643,502	1,395,435,339
Class B ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Shares of common stock authorized	659,761,207	659,761,207	659,761,207
Shares of common stock issued	659,561,893	659,561,893
Shares of common stock outstanding	659,561,893	659,561,893
Parent company | Class A ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001
Shares of common stock authorized	9,340,238,793	9,340,238,793
Shares of common stock issued	2,286,643,502	1,395,435,339
Shares of common stock outstanding	2,286,643,502	1,395,435,339
Parent company | Class B ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001
Shares of common stock authorized	659,761,207	659,761,207
Shares of common stock issued	659,561,893	659,561,893
Shares of common stock outstanding	659,561,893	659,561,893

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Cost of revenues	$ (240,692)	(1,499,536)	(697,337)	(350,830)	$ (11)	(66)	(150)	(94)
Gross loss	47,518	296,039	200,287	36,267	(11)	(66)	(150)	(94)
Operating expenses:
Product development	(27,750)	(172,885)	(72,573)	(31,287)	(6)	(37)	(119)	(108)
Sales and marketing	(58,378)	(363,707)	(230,475)	(130,238)	(53)	(330)	(40)	(54)
General and administrative	(38,220)	(238,112)	(80,529)	(28,957)	(5,521)	(34,396)	(6,634)	(1,920)
Total operating expenses	(124,348)	(774,704)	(383,577)	(190,482)	(5,580)	(34,763)	(6,793)	(2,082)
Loss from operations	(76,830)	(478,665)	(183,290)	(154,215)	(5,591)	(34,829)	(6,943)	(2,176)
Interest income	7,299	45,478	23,693	1,170	6,186	38,537	19,970	8
Interest expenses	(640)	(3,989)	(6,825)	(7,440)	(567)	(3,534)	(6,825)	(7,440)
Equity in losses of subsidiaries					(68,524)	(426,907)	(181,749)	(150,808)
Other income (loss), net	1,566	9,757	(5,682)	69	439	2,730	3,443
Change in fair value of warrant liability				(44,268)				(44,268)
Loss before income taxes	(68,605)	(427,419)	(172,104)	(204,684)	(68,057)	(424,003)	(172,104)	(204,684)
Income tax benefit	548	3,416
Net loss	(68,057)	(424,003)	(172,104)	(204,684)	(68,057)	(424,003)	(172,104)	(204,684)
Other comprehensive loss, net of tax of nil
Other comprehensive loss, tax
Foreign currency translation adjustment	(1,173)	(7,304)	(94,225)	(11,094)	(1,173)	(7,304)	(94,225)	(11,094)
Comprehensive loss attributable to ordinary shareholders	$ (69,230)	(431,307)	(266,329)	(215,778)	$ (69,230)	(431,307)	(266,329)	(215,778)

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 4)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Other comprehensive loss, tax

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent company USD ($)	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company CNY
Cash flows from operating activities:
Net loss	$ (68,057)	(424,003)	(172,104)	(204,684)	$ (68,057)	(424,003)	(172,104)	(204,684)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in losses of subsidiaries					68,524	426,907	181,749	150,808
Amortization of long-term debt discounts	309	1,928	3,496	2,504	309	1,928	3,496	2,504
Gain from remeasurement of previously held investment in acquired subsidiary	(537)	(3,344)			(537)	(3,344)
Other reconciling items					15	95	173	128
Change in fair value of warrant liability				44,268				44,268
Changes in operating assets and liabilities, net of acquisition:
Prepayments and other assets	3,240	20,182	(15,875)	(1,457)	(1,318)	(8,209)	(7,258)	160
Accrued expenses and other liabilities	34,498	214,912	198,067	97,541	320	1,990	108	55
Net cash provided by (used in) operating activities	22,058	137,420	63,870	(106,024)	(744)	(4,636)	6,164	(6,761)
Cash flows from investing activities:
Acquisition of property and equipment	(14,479)	(90,204)	(84,855)	(45,987)				(63)
Acquisition of intangible assets from related party			(114,511)	(17,092)			(32,675)	(8,704)
Acquisition of intangible assets	(58,101)	(361,976)	(376,256)	(72,058)	(4,201)	(26,175)	(12,909)	(3,262)
Equity investment					(12,659)	(78,869)	(494,281)	(138,031)
Deposit for acquisition of equity interest in related party				(1,707)				(1,707)
Proceeds received from maturity of short-term investments	453,608	2,826,023	1,199,221	34,000	453,608	2,826,023	1,134,162
Short-term investments placed with financial institutions	(567,681)	(3,536,711)	(2,597,038)	(34,000)	(558,051)	(3,476,711)	(2,531,979)
Loan to subsidiary					(54,360)	(338,665)	(77,677)	(262,700)
Net cash used in investing activities	(125,872)	(784,193)	(1,973,415)	(136,840)	(175,663)	(1,094,397)	(2,015,359)	(414,467)
Cash flows from financing activities:
Proceeds from issuance of Series F Preferred Shares				334,985				334,985
Exercise of employee stock options	3,609	22,485	4,647	165	3,609	22,485	4,647	165
Drawdown of long-term debt				33,875				33,875
Principal repayments on long-term debt	(1,789)	(11,145)	(27,107)	(26,620)	(1,789)	(11,145)	(27,107)	(26,620)
Payment of convertible redeemable preferred shares issuance costs				(13,259)				(13,259)
Proceeds from IPO and secondary offering activity, net of issuance costs			2,512,969	1,434,763			2,512,969	1,435,237
Debt commitment fee paid				(136)				(136)
Net cash provided by financing activities	2,867	17,865	2,490,509	1,763,773	1,820	11,340	2,490,509	1,764,247
Effect of exchange rate changes on cash and cash equivalents	(1,248)	(7,773)	(99,849)	(11,094)	(1,051)	(6,546)	(94,211)	(11,094)
Net increase (decrease) in cash and cash equivalents	(102,195)	(636,681)	481,115	1,509,815	(175,638)	(1,094,239)	387,103	1,331,925
Cash and cash equivalents at beginning of the year	367,978	2,292,538	1,811,423	301,608	309,056	1,925,447	1,538,344	206,419
Cash and cash equivalents at end of the year	265,783	1,655,857	2,292,538	1,811,423	133,418	831,208	1,925,447	1,538,344
Supplemental disclosures of cash flow information:
Non-cash consideration paid for business acquisitions	$ 882,365	5,497,219			$ 882,365	5,497,219